EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.39

Loan Number	Loan ID	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Compensating Factors	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
XXXX	7899800	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) State HPML-

This loan failed the NC rate spread home loan test. ( NC GS §24-1.1F(a)(7) ). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

								(Open) Program Parameters - Other- Lender exception for payment shock of XXXX exceeding maximum of 300. Deemed non-material based on compensating factors. (Open) Credit Report - Other- Lender exception provided for borrower's credit score of XXX is below the minimum required of 640. Deemed non-material based on compensating factors.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A XXXX desk review dated XX/XX/XXXX was provided and supported the appraised value.	Compensating factors: Primary residence is owned free and clear, Self-employed in the same business for 7 years, residual income of $XXXX, XX months of post-closing reserves. Compensating factors: Primary residence is owned free and clear, Self-employed in the same business for 7 years, residual income of $XXXX, XX months of post-closing reserves.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
XXXX	7995901	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) TRID - Zero Tolerance Violation (No COC - Date Undeterminable)-

The loan failed the charges that cannot increase test. Although the addition/increase may be valid, because a COC was not provided, auditor is unable to determine if the Initial CD issued on XX/XX/XXXX was disclosed within 3 business days of the change. Therefore, the increase/addition to the following fees was not accepted: Appraisal Inspection was added and Points increased. A cost to cure in the amount of $XXXX was required in which $XXXX was reimbursed at closing. There is a remaining cost to cure in the amount of $XXXX required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The COC for the increase to the Points - Loan discount Fee was accepted for the Lock extension. The COC for the addition of the 1004D is dated XX/XX/XXXX and states the fee was under disclosed by $XXXX and lender credit given to borrower. The 1004 invoice was dated XX/XX/XXXX in the amount of $XXXX and was not disclosed until the CD issued on XX/XX/XXXX, this is not within 3 days as required and a credit of $XXXX should have been issued. AN updated cost to cure in the amount of $XXXX remains. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The COC for the increase to the Points - Loan discount Fee was accepted for the Lock extension. The COC for the addition of the 1004D is dated XX/XX/XXXX and states the fee was under disclosed by $XXXX and lender credit given to borrower. The 1004 invoice was dated XX/XX/XXXX in the amount of $XXXX and was not disclosed until the CD issued on XX/XX/XXXX, this is not within 3 days as required and a credit of $XXXX should have been issued. An updated cost to cure in the amount of $XXXX remains. (Upheld)

Response 3 (XX/XX/XXXX XX:XXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. Credit Report and Appraisal Review. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

								(Clear) Verification Documentation - VOE Self-Employed/Aged- Per Lender's guides, a VOE reflecting active is required within 10 days of the Note Date. The CPA letter in file is dated XX/XX/XXXX which is not within 10 days of the Note date XX/XX/XXXX. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	2	4	1	3	2	1	1	C	B	D	A	A	A	C	B	C	B	D	A	A	A	C	B	C	B	D	A	A	A	C	B	C	B	D	A	A	A	C	B	C	B	D	A	A	A	C	B
XXXX	8003073	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement is not signed by the lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) Program Parameters - Other- Lender Exception provided for total exposure exceeding the maximum allowable of $5,000,000 and 15 properties to a single borrower. Deemed non-material based on compensating factors. (Waived) (Open) Assets - Other- Lender Exception provided for assets used from an entity which borrower owns less than 25%. Deemed non-material based on compensating factors. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating Factors: XXX Fico, Low DTI of XXXX% and Residual Income $XXXX Compensating Factors: XXX Fico, Low DTI of XXXX% and Residual Income $XXXX	2	2	2	2	2	1	1	1	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A
XXXX	8002586	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete:The Loan Agreement was not executed by the Lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) Program Parameters - Financed Properties- Lender's Exception - Lender allowed the borrower to have more than $XXXX and XXXX properties. Compensating factors deems as non-material. (waived) (Clear) Program Parameters - Other- Per Lender's guides, a background check is required when a property is vested in an entity. The subject property was vested in two entities: XXXX and XXXX. The loan file obtains a background check on XXXX; however, the loan file is missing the background check for XXXX as required. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating Factors: XXX Fico, Low DTI of XXXX% and Residual Income $XXXX	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
XXXX	8002585	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete:The Loan Agreement was not executed by the Lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) Program Parameters - Financed Properties- Lender's Exception - Lender allowed the borrower to have more than $XXXX and XXXX properties. Compensating factors deems as non-material. (waived) (Clear) Program Parameters - Other- Per Lender's guides, a background check is required when a property is vested in an entity. The subject property was vested in two entities: XXXX and XXXX. The loan file obtains a background check on XXXX; however, the loan file is missing the background check for XXXX as required. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating Factors: XXX Fico, Low DTI of XXXX% and Residual Income $XXXX	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
XXXX	8002584	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete:The Loan Agreement was not executed by the Lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) Program Parameters - Financed Properties- Lender's Exception - Lender allowed the borrower to have more than $XXXX and XXXX properties. Compensating factors deems as non-material. (waived) (Clear) Program Parameters - Other- Per Lender's guides, a background check is required when a property is vested in an entity. The subject property was vested in two entities: XXXX and XXXX. The loan file obtains a background check on XXXX; however, the loan file is missing the background check for XXXX as required. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating Factors: XXX Fico, Low DTI of XXXX% and Residual Income $XXXX	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
XXXX	8002583	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete:The Loan Agreement was not executed by the Lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) Program Parameters - Financed Properties- Lender's Exception - Lender allowed the borrower to have more than $XXXX and XXXX properties. Compensating factors deems as non-material. (waived) (Clear) Program Parameters - Other- Per Lender's guides, a background check is required when a property is vested in an entity. The subject property was vested in two entities: XXXX and XXXX. The loan file obtains a background check on XXXX; however, the loan file is missing the background check for XXXX as required. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating Factors: XXX Fico, Low DTI of XXXX% and Residual Income $XXXX	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
XXXX	8002582	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete:The Loan Agreement was not executed by the Lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) Program Parameters - Financed Properties- Lender's Exception - Lender allowed the borrower to have more than $XXXX and XXXX properties. Compensating factors deems as non-material. (waived) (Clear) Program Parameters - Other- Per Lender's guides, a background check is required when a property is vested in an entity. The subject property was vested in two entities: XXXX and XXXX. The loan file obtains a background check on XXXX; however, the loan file is missing the background check for XXXX as required. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating Factors: XXX Fico, Low DTI of XXXX% and Residual Income $XXXX	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
XXXX	8002581	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete:The Loan Agreement was not executed by the Lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) Program Parameters - Financed Properties- Lender's Exception - Lender allowed the borrower to have more than $XXXX and XXXX properties. Compensating factors deems as non-material. (waived) (Clear) Program Parameters - Other- Per Lender's guides, a background check is required when a property is vested in an entity. The subject property was vested in two entities: XXXX and XXXX. The loan file obtains a background check on XXXX; however, the loan file is missing the background check for XXXX as required. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating Factors: XXX Fico, Low DTI of XXXX% and Residual Income $XXXX	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
XXXX	7992936	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete:The Loan Agreement was not executed by the Lender.	(Open) Program Parameters - LTV- Lender's Exception - Lender allowed the LTV to exceed 75% for cashout refinance on an investment property. Compensating factors deems as non-material. (waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating factors - $36,135.63 residual income, 14 months reserves, 706 mid score	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
XXXX	7996907	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on XX/XX/XXXX does not reflect the correct Loan Type. The Loan Type is reflected as Other; however it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) TRID - CD - Revised CD Delivery Date (No Waiting Period)-

This loan failed the revised Closing Disclosure delivery date test. The CD issued on XX/XX/XXXX was signed and dated at consummation, XX/XX/XXXX. The revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date of the transaction.Truth in Lending Act (Regulation Z) 12 CFR 1026.19(f)(2)(i)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Open) Program Parameters - Loan Amount- Lender Exception provided for Minimum loan amount of $XXXX, approved at $XXXX. Deemed non-material based on compensating factors. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating Factors: Low LTV XXXX%, home ownership XX years and Residual Income $XXXX	3	2	2	2	3	2	1	1	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B
XXXX	8003075	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Loan Information/Loan Type- The CD issued on XX/XX/XXXX does not reflect the correct Loan Type. The Loan Type is reflected as Other; however, it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)	(Clear) HELOC - Closure Letter- Loan file does not contain evidence to verify HELOC Closure as required. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	7993314	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Loan Information/Loan Type- The CD issued on XX/XX/XXXX does not reflect the correct Loan Type. The Loan Type is reflected as Other; however, it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv) (Open) HOC - Missing- The Homeownership Counseling Disclosure (HOC) is missing. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.20(a)	(Clear) HELOC - Closure Letter-

Loan file does not contain evidence to verify HELOC Closure as required.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Miscalculated/DTI Exceeds Tolerance-

Per Lender's guides, the required fixed expense ratio for a Service business with 1-5 employees is 50% for bank statement program, unless a letter is received from a CPA/Tax Preparer reflecting a lower expense ratio. The loan file does not obtain a letter from CPA or Tax Preparer, indicating a lower expense ratio. The borrower's bank statement income was calculated by using 40% expense ratio and not the required 50%. By recalculating the borrower's bank statement income using the correct expense ratio of 50%, the DTI increased from XXXX% to XXXX%, which exceeds the max of 50% DTI.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	8001975	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Income - Other- Qualifying income was from an average of 24 months of bank statements from borrower's self-employed business. Investor guidelines required verification that borrower was at least 25% ownership of the business by providing either CPA letter, tax preparer letter, operating agreement or equivalent reflecting borrower's ownership percentage. Required documentation was not provided. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		4	1	4	1	1	1	1	1	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A
XXXX	7992414	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Non-Compliant- The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a non-compliant HPML due to the following: The loan is a non-compliant HPML. There is no evidence the borrower received the appraisal at least 3 business days prior to closing. Response 1 (XX/XX/XXXX XX:XXPM) The loan is a compliant Federal HPML, Appraisal requirements have been met.(Resolved)	(Open) Program Parameters - Other- Lender Exception provided for 12 month housing history for a First Time Home Buyer. Deemed non-material based on compensating factors. (Waived) (Open) Program Parameters - Property Type- Lender Exception provided for a rural property. Deemed non-material based on compensating factors. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating Factors: Low DTI of XXXX%, Same line of business XXXX years and Residual Income $XXXX Compensating Factors: Low DTI of XXXX%, Same line of business XXXX years and Residual Income $XXXX	3	2	2	2	3	1	1	1	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A
XXXX	7995898	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Loan Information/Loan Type- The CD issued on XX/XX/XXXX does not reflect the correct Loan Type. The Loan Type is reflected as Other; however, it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)	(Clear) Verification Documentation - VOE Self-Employed/Missing- Per Lender's guides, a business narrative is required as part of verification for self-employed borrowers. The business narrative is missing for the borrower's second business as required. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a second appraisal dated XX/XX/XXXX, which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	7995900	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) TRID - CD/Lender Credits that Cannot Decrease (No COC - Date Undeterminable)-

The loan failed the Lender Credits that Cannot Decrease Test. Although the decrease may be valid, because a COC was not provided, auditor is unable to determine if the revised CD issued on XX/XX/XXXX was disclosed within 3 business days of the decrease to lender credits. A cost to cure in the amount of $XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. Appraisal Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

								(Clear) Income - Other/Missing- Qualifying income was from 24 months of bank statements. Investor guidelines required a Self-Employed Narrative to support details of the business. The required documentation was not provided. Additional conditions may apply. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	8003554	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. Credit Report and Appraisal Review. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Clear) Federal - HPML APR/Non-Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a non-compliant HPML due to the following: No evidence the appraisal report was provided at least 3 days prior to consummation.

Response 1 (XX/XX/XXXX XX:XXAM)
The loan is a compliant Federal HPML, Appraisal requirements have been met.(Resolved)

(Open) Program Parameters - Other-

Lender Exception provided for a Private Party VOR, 12 months cash receipts and LOE regarding paying rent in cash (as it is the landlords preference). Deemed non-material based on compensating factors. (Waived)

(Open) Program Parameters - LTV-

The LTV does not meet the program eligibility guidelines. The subject loan was delivered as an XXXX% LTV/CLTV purchase of a primary residence, with a qualifying credit score of XXX for the borrower. Lender LTV guidelines allow for a maximum LTV of XXXX% for borrowers purchasing a primary residence with a XXX credit score; however, the co-borrower is a non-occupant, and per lender guidelines non-occupant co-borrower's require a XXX% LTV reduction. The maximum LTV allowed for the subject loan is XXXX%. The LTV exceeds program parameters.

Response 1 (XX/XX/XXXX XX:XXAM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating Factors: XXXX DTI, XX months reserves after closing and Residual Income $XXXX XXXX% DTI. $XXXX per month residual income.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
XXXX	7992933	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% And the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on XX/XX/XXXX does not reflect the correct Loan Type. The Loan Type is reflected as Other; however it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv).

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For on the revised CD issued on XX/XX/XXXX. Credit Report Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

								(Clear) Verification Documentation - VOE Self-Employed/Aged- A VOE is required within 10 Days of the Note Date. The VOE in file is dated XX/XX/XXXX which is expired as of the Note date XX/XX/XXXX. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		4	2	4	1	2	2	1	1	D	B	D	A	A	A	B	B	D	B	D	A	A	A	B	B	D	B	D	A	A	A	B	B	D	B	D	A	A	A	B	B	D	B	D	A	A	A	B	B
XXXX	7999807	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Liabilities - Excluded Debts-

The origination credit reflected a XXXX student loan with a balance of $XXXX reflecting payment was deferred and a 2nd XXXX student loan with a balance of $XXXX reflecting payment was deferred. For deferred student loans, the investor guidelines required a payment equal to 1% of outstanding balance or a fully amortizing payment using documented loan repayment terms. Documentation to support the loan repayment terms or documentation to support the omission of these two debts were not provided as required. Including a payment of 1% on these loans would increase the DTI to XXXX%, exceeding the maximum of 50%.

Response 1 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

(Clear) HELOC - Closure Letter-

The subject transaction paid off a HELOC with XXXX. The loan file does not contain evidence to verify HELOC Closure as required.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - LTV-

Lender exception provided to allow LTV of 80% with a fico score of XXX and loan amount of $XXXX. Guidelines allowed a maximum LTV of 75%. Deemed non-material based on compensating factors. (waived)

(Open) Income - Other-

Lender exception provided to allow the use of 4 business/personal accounts with co-mingled income. Guidelines did not allow co-mingling of business and personal account and allowed a max of 3 accounts. Deemed non-material based on compensating factors. (waived)

(Open) Income - Other/Missing-

The qualifying income for the subject transaction was from 12 months of bank statements. A 10% business expenses factor was utilized in the calculation. Investor guidelines required an expense statement specifying business expenses by either a CPA/Accountant/IRS enrolled agent or tax prepare to support the business expense ratio. Required documentation was not provided.

Response 1 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A second appraisal dated XX/XX/XXXX was provided and supported the appraised value.	Compensating factors: XX years at current address and self employed as an attorney for XX years, low business expenses, cash out is being used to pay down debt from business he invested in that required a personal guarantee, excellent credit for XX months on first mortgage.

Compensating factors: XX years at current address and self employed as an attorney for XX years, low business expenses, cash out is being used to pay down debt from business he invested in that required a personal guarantee, excellent credit for XX months on first mortgage.

Compensating factors: XX years at current address and self employed as an attorney for XX years, low business expenses, cash out is being used to pay down debt from business he invested in that required a personal guarantee, excellent credit for XX months on first mortgage.

										Compensating factors: XX years at current address and self employed as an attorney for XX years, low business expenses, cash out is being used to pay down debt from business he invested in that required a personal guarantee, excellent credit for XX months on first mortgage.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
XXXX	7999115	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete:The Loan Agreement was not executed by the Lender.	(Clear) Verification Documentation - VOE Self-Employed/Aged-

A VOE is required within 10 Days of the Note Date. The VOE in file to confirm the borrower's self-employed business, XXXX LLC, is dated XX/XX/XXXX which is expired as of the Note date XX/XX/XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - Property Type-

Lender Exception provided for the loan to proceed with a Right of First Refusal Deed Restriction. Deemed non-material based on compensating factors. (Waived)

(Open) Borrower - Residency Alien Documentation-

The Final 1003 indicated the borrower was a Permanent Resident Alien and the loan file did not contain proof of the borrower's residency status as required.

Response 1 (XX/XX/XXXX XX:XXAM)
XXXX% LTV exceeds the 75% LTV maximum. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating Factors: XXX Fico, Same line of business XX years and Residual Income $XXXX XXX score. XXXX% DTI. XX months of reserves.	4	2	4	2	2	2	1	1	D	B	D	B	A	A	B	B	D	B	D	B	A	A	B	B	D	B	D	B	A	A	B	B	D	B	D	B	A	A	B	B	D	B	D	B	A	A	B	B
XXXX	7969982	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete:The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7977316	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)- The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase/addition to the following fee was not accepted: Second Appraisal Fee. A cost to cure in the amount of $XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Verification Documentation - VOE Self-Employed/Missing- A VVOE is missing from the loan file. The loan file is missing verification that the borrower's business, XXXX, is active by a third-party source dated within 10 days of the note date XX/XX/XXXX. Additional conditions may apply. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved) (Open) Program Parameters - Loan Amount- Lender Exception provided for loan amount greater than $XXXX, approved up to $XXXX. The Final loan amount was $XXXX. Deemed non-material based on compensating factors. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained 2 appraisals which supported the value.	Compensating Factors: XXX Fico, Low DTI of XXXX% and Residual Income $XXXX	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
XXXX	7971530	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. Credit Report Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

								(Open) Assets - Minimum Reserves- Total required funds for closing was $XXXX plus reserves in the amount of $XXXX for a total of $XXXX. Total verified funds documented $XXXX resulting in a shortage of $XXXX for reserves. Response 1 (XX/XX/XXXX XX:XXAM) Funds required: $XXXX POC + $XXXX EMD + $XXXX gift + $XXXX cash to close + $XXXX reserves = $XXXX required. Funds available: XXXX #XXXX $XXXX + XXXX #XXXX $XXXX + EMD Cleared $XXXX + Gift $XXXX = $XXXX available. $XXXX shortage stands. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	XXXX% DTI. $XXXX per month residual income.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7971528	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant- The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7981700	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7969985	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to clear the finding. (Resolved)	(Open) Program Parameters - LTV-

The LTV does not meet the program eligibility guidelines. Per Lender's guides, a 5% deduction from the max LTV of 75% is required for non-warrantable condos. However, the subject's LTV is 75%, which exceeds the max of 70% after deducting the 5% as required.

Response 1 (XX/XX/XXXX XX:XXPM)
According to page 8 of the XX/XX/XXXX XXXX of which subject was reviewed to...for Non-Warrantable Condos minimum credit score is XXX. Borrower credit score was XXX and a reduction from the max LTV of XXXX% by XXXX% was required leaving the max LTV at XXXX%. This matrix guidelines is on all guidelines until the XX/XX/XXXX guidelines and although does not state the XXXX% reduction it still required a XXX credit score. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Lender exception provided to waive finding based on compensating factors. (Waived)

(Open) Program Parameters - Credit Score-

The borrower's credit scores are below the minimum allowable per guidelines. Per Lender's guides, the max credit score for non-warrantable condos is 680. However, the borrower's qualifying credit score is XXX.

Response 1 (XX/XX/XXXX XX:XXPM)
Lender Exception provided to waive finding based on compensating factors. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Comp factors - Reserves $XXXX, XX yrs XX months on job and XX yrs XX months at current address. Comp factors - Reserves $XXXX, XX yrs XX months on job and XX yrs XX months at current address.	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
XXXX	7966394	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant- The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.	(Open) Income - Employment History- Lender's Exception - Lender allowed the borrower to verify self-employment less than 2 years. Compensating factors deems as non-material. (waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating factors - $XXXX residual income, XXX months of reserves, Low DTI	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
XXXX	7966392	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on XX/XX/XXXX does not reflect the correct Loan Type. The Loan Type is reflected as Other; however, it should be Conventional per Note. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv).

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. Credit Report Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

								(Open) Income - Employment History- Lender's Exception - Lender allowed the borrower to verify less than 24 months of self-employed. Compensating factors deems as non-material. (waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating factors - $XXXX residual income, XX months reserves, Lived in subject for XX years	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
XXXX	7964590	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Liabilities - Excluded Debts-

Per Lender's guides, if the credit report does not provide a monthly payment for the student loan, or if the credit report shows $XXXX as the monthly payment, the Client must determine the qualifying monthly payment. For deferred loans or loans in forbearance, the Client may calculate: a payment equal to 1% of the outstanding balance (even if this amount is lower than the actual fully amortizing payment), or a fully amortizing payment using the documented loan repayment terms. However, the Lender did not include monthly payments for the borrower's student loans as required. After recalculating the DTI by adding the monthly student loan payments, by using XXXX%; the DTI increased from XXXX% to XXXX%, which exceeds the max DTI of XXXX% for FTHB.

Response 1 (XX/XX/XXXX XX:XXAM)
Statement provided indicates loans are in forbearance. XXXX% must be used an the DTI is XXXX%. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	XX years on job. XX% LTV. XX months of reserves.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
XXXX	7964591	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant- The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.	(Clear) Income - Social Security/Pension-

Social security benefits were considered as effective income, but sufficient supporting documentation was not found in the file. Per Lender's guides, an award letter from the organizations providing the income, or two prior years 1099-R will be acceptable in lieu of award letter to verify the co-borrower's SSA; along with 30 days proof of receipt. The loan file obtains two months of the co-borrower's bank statements reflecting receipt of SSA income; however, the loan is missing an SSA award letter or 2 years of 1099s as required.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7966395	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on XX/XX/XXXX does not reflect the correct Loan Type. The Loan Type is reflected as Other; however, it should be Conventional per Note. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv).

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee Where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. Credit Report Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Clear) TRID - CD - Incomplete / Inaccurate - Rescindable Transaction-

Rescindable Transaction. Page 3 of the last revised CD issued XX/XX/XXXX is missing from the loan file. Truth in Lending Act (Regulation Z) 12 CFR 1026.38

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	7963148	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) HOC - Missing-

The Homeownership Counseling Disclosure (HOC) is missing. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.20(a)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) Assets - Minimum Reserves-

Lender Exception - Lender allowed the borrower to verify XXX months of reserves and not XXX months as required. Compensating factors deems as non-material. (waived)

(Clear) Income - Other/Missing-

The borrower was qualified under the bank statement program, using XXX months of personal bank statements. The loan file obtains a bank statement income calculator indicating the bank statements used to calculate the borrower's income; were with the last 4 digits of #XXXX from XXXX; however, only 3 months of bank statements with the last 4 digits of #XXXX is obtained in the loan file. Therefore, the borrower's income could not be properly verified. Also, the borrower is required to provide 2 months of business bank statements, per Lender's guides. However, the loan file is missing the business bank statements as required. Additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXPM)
The same 3 months were provided in rebuttal. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
XX/XX/XXXX, XX/XX/XXXX. XX/XX/XXXX, and XX/XX/XXXX personal statements are missing as well as 2 months of business bank statements. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
Please provide 2 months of business bank statements or explanation as to why they were not provided. (Upheld)

Response 4 (XX/XX/XXXX XX:XXPM)
Upon review of guidelines finding resolved. (Resolved)

(Clear) Verification Documentation - VOE Self-Employed/Aged-

Per Lender's guides, proof that the business is active by a third-party source dated within 10 days of the note is required. The loan file contains a letter from a Tax Preparer, dated XX/XX/XXXX. The note is dated XX/XX/XXXX. The loan file does not contain another document to verify the borrower's business is active within 10 days of the note date as required. Additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating factors - XX years self-employed, reside in subject for XX years. No lates on mortgage.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
XXXX	7965191	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on XX/XX/XXXX Does not reflect the correct Loan Type. The Loan Type is reflected as Other; however, it should be Conventional per Note. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv).

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For on the revised CD issued on XX/XX/XXXX. Credit Report. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

								(Open) Program Parameters - Loan Amount- Lender's Exception - Lender allowed the loan amount to exceed the maximum of $3M. Compensating factors deems as non-material. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a second appraisal dated XX/XX/XXXX, which supports the appraised value.	Compensating factors - $XXXX residual income per month, XX months reserves, low DTI	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
XXXX	7868776	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7880281	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan modification was not signed by the lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Assets - Other- The loan file is missing assets from the original construction loan. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved) (Clear) Appraisal - Appraisal Missing- The loan file is missing the appraisal completed at origination. Appraisal in the loan file is dated XX/XX/XXXX with a Note date of XX/XX/XXXX. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a XXXX dated XX/XX/XXXX which supports the appraised value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	7767771	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) DSCR - Missing background check-

Missing background check per guidelines. File is missing a background check report for XXXX containing a search for liens and or judgments.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Open) Appraisal - Missing required 1004 D-

The original appraisal is dated over 120 days from the Note date. The file references a recertification of value; however, it is missing from the file.

Response 1 (XX/XX/XXXX XX:XXPM)
1004D reflects the value declined; however, the new value was not provided. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
There is a difference between a declining market and the fact that the property value declined, without providing the new value. LTV cannot be calculated without a value. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
Second appraisal provided with a lower value of $XXXX. Exception granted for higher LTV of XXXX% based upon lower of the 2 appraisals. (Waived)

(Clear) Appraisal - Other-

The appraisal was transferred; however, the transfer letter on letterhead was not provided.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Program Parameters - Other-

Guideline requirement has not been met. Market rent was $XXXX but lease in file for $XXXX. Lease amount was used but guidelines require proof or two months receipt of rent. Wire transfer in file for XXXX and XXXX but can not be tied back to tenant. Please provide proof tenant paid the rent for those two months.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	XXX score. XXXX DSCR. Experienced Investor.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
XXXX	7947578	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete-

The following section of the Note is incomplete: The Loan Agreement Addendum Exhibit B was not completed.

Response 1 (XX/XX/XXXX XX:XXPM)
The documents provided does not cure the finding. The Loan Agreement provided was in the original loan file. The Name of the Borrower, Date of the Loan Agreement, and Name of the Lender were not disclosed on the Exhibit B to the Loan Agreement. Please provide an updated, completed Exhibit B. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Note - Incomplete-

The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Open) DSCR - Program Parameters - Other-

Subject is a XXX unit property. Per the guidelines, the minimum square footage allowed for a XXX unit property is XXX per unit. Unit XX and XX are XXX square feet.

Response 1 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

(Open) DSCR - Program Parameters - Other-

Subject property is XXX units with two units separate from the main unit. Per the guidelines, each unit must have a full kitchen. The two units do not have a stove per photos of the kitchens. If rents for the 2 units were excluded from qualifying rents, DSCR would decrease from XXXX to XXXX Loan would not qualify with lower DSCR due to all units are vacant.

Response 1 (XX/XX/XXXX XX:XXPM)
Loan Agreement received does not address defect. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Client request to waive and allow property to be vacant at closing and include rents for DSCR calculation based on compensating factors. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	XXX score. XXXX% LTV. Experienced Investor. Comp factors - Qualifying Credit Score XXX, XX years at current residence & experienced investor.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
XXXX	7844808	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Signature Discrepancy-

The signature on the Note does not appear to match loan documents. The Member of the Entity executed the Note as a Individual.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Security Instrument - Signature Discrepancy-

The signature on the Security Instrument does not appear to match the loan documents. The Member of the Entity executed the Security Instrument as a Individual and riders.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding.The corrected Mortgage has been reviewed and acceptable. The Letter of Intentcannot be used to cure the exception. A LOI does not cure the issue,re-recording the document is the cure. Please provide evidence when thedocuments have been recorded. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Open) DSCR - Program Parameters - Other- The lender has exception for the use of appraisal from an AMC that is not approved with XXXX. The lender has signed and dated exception in the file. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating factors: XXX months reserves, experienced investor, DSCR XXXX	3	2	2	2	3	1	1	1	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A
XXXX	7751024	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) DSCR - Program Parameters - Other- The note and loan approval indicated a Prepayment Penalty. However, the loan file did not contain a copy of the prepayment penalty addendum. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved) (Clear) Condo - Documentation- Loan file did not contain the required Condo Questionnaire, per guidelines. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7803701	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Contract - Parties- All parties were not properly identified on the sales contract. The purchase contract and the Final HUD-1 reflected XXXX as the seller of the subject property; however, the loan file did not contain any documentation confirming XXXX was the owner of the subject property as required. Response 1 (XX/XX/XXXX XX:XXPM) Chain does not reflect transfer from XXXX to XXXX. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a XXXX dated XX/XX/XXXX which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7992429	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7995886	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement is missing the lenders signature on page 12.	(Open) DSCR - Program Parameters - Other- Lender Exception provided to proceed with no AMC. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating Factors: LTV XX%, Company working on approval	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
XXXX	7999824	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	8001969	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Open) DSCR - Program Parameters - Other- The file contains a lender exception for borrower living rent free with daughter. Subject property within XXXX miles of the primary residence. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating Factors: LTV is XXX% less than max LTV, DSCR XXXX%.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
XXXX	7999816	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7992915	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	8000285	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	8002594	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement is missing the lenders signature on page 12.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7999119	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7990519	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement is missing the lenders signature on page 12. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) Assets - Minimum Reserves-

Sufficient reserves to meet underwriting requirements and PITI were not verified in the file. The borrowers were required to evidence 6 months of PITIA reserves, equal to $XXXX. The borrowers received $XXXX in cash-out proceeds at closing and the loan application reflected that the borrowers had a savings account with a balance of $XXXX; however, the loan file contained no asset documentation to evidence the savings account balance and the subject loan proceeds were not sufficient to meet the minimum reserve requirement. As a result, there was a $XXXX shortage of verified funds for reserves.

Response 1 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waiver)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	XXX score. XXXX DSCR. Experienced Investor.	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
XXXX	8002592	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement is missing the lenders signature on page 12.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	8003069	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) DSCR - Program Parameters - Other- According to guidelines all guarantors are required to provided a limited application, authorization for credit report, background report and identification documentation. The following items are missing for XXXX 1) A limited application that includes their name, address, date of birth, social security number, and citizenship. 2) An authorization for a credit report and background report. Additional conditions may apply. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
XXXX	7992434	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	8000286	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	8000284	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement is missing the lenders signature on page 12. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) DSCR - Missing background check- The loan file is missing the background search for the borrowing entity to include liens and judgment search. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
XXXX	7990507	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Open) DSCR - Program Parameters - Other- The lender provided an exception as the borrower does not have history of owning a primary residence for XX mos within the past XX months. Considered non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating factors XXX FICO, XX mos reserves	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
XXXX	7996919	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	8003068	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) DSCR - Program Parameters - Other- According to guidelines all guarantors are required to a limited application that includes name, address, date of birth, social security number, and citizenship, authorization for credit report and background report and a picture ID as a driver's license, passport. The loan file did not contain the above documentation for non - borrowing guarantor, XXXX. Additional conditions may apply. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
XXXX	7996916	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) DSCR - Program Parameters - Other- A personal Guaranty is required from one or more owners representing a majority ownership interest and any individual whose assets were used to qualify for the loan. (51% or more). The following items are missing for XXXX 1) A limited application that includes their name, address, date of birth, social security number, and citizenship 2) An authorization for a credit report and background report. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	7998662	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) Assets - Minimum Reserves- Assets were required in the amount of $XXXX ($XXXX EMD + $XXXX funds due at closing + $XXXX POC + $XXXX reserves). Assets were verified in the amount of $XXXX (RBC HELOC Withdrawal $XXXX + RBC Direct Wire $XXXX + EMD $XXXX) resulting in short reserves in the amount of $XXXX. Response 1 (XX/XX/XXXX XX:XXPM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	XXX score. Experienced Investor. XXX% LTV.	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
XXXX	7999821	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) DSCR - Program Parameters - Other- The loan file contains a lender exception to allow XXX% LTV purchase with XXX FICO score. Current guideline requires a minimum XXX FICO score. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating Factors: LTV XXXX%, Experienced investor with XXXX properties, no late mtg. payments. DSCR XXXX%.	2	2	2	2	2	1	1	1	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A
XXXX	7990512	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7999122	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
XXXX	7992421	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved) (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Clear) Borrower - Residency Alien Documentation- The borrower is a non-permanent resident alien and the loan file is missing proper documentation to verify the borrowers employment status. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
XXXX	7992425	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan Agreement is missing the lenders signature on page 12. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved) (Clear) Note - Incomplete- The following section of the Note is incomplete: Missing the Prepayment rider/addendum to Note. Per approval subject has a Prepayment penalty. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	7996917	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7999815	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement is missing the lenders signature on page 12.	(Open) DSCR - Program Parameters - Other- The loan file contains a lender exception to allow XXX% Rate and Term without one (1) year investor experience. Subject owned since XX/XX/XXXX and borrower has also owned an investment purchased XX/XX/XXXX sold XX/XX/XXXX. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating Factors: Fico score XXX, DSCR XXXX% and assets exceed required reserves by XX months.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
XXXX	7999121	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: Page 7 of the Loan Agreement is missing. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved) (Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) DSCR - Program Parameters - Other- The loan file is missing the required FNMA and FHLMC SSr's per XXXX guidelines. Additional conditions may apply. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	8001963	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
XXXX	7990496	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) DSCR - Program Parameters - Other-

The lender provided an exception to allow a purchase at XXXX% LTV with a FICO of XXX as opposed to the program minimum FICO of 680. Considered to be non-material based on compensating factors (waived)

(Clear) DSCR - Missing Entity Documentation-

Each member of the entity must receive notice of the loan and its terms prior to closing in the form of a resolution, which is missing from the loan file.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Program Parameters - Other-

A personal Guaranty is required from one or more owners representing a majority ownership interest (51% or more) and any individual whose assets were used to qualify for the loan. The following items are missing for non-borrowing guarantor XXXX 1) A limited application that includes their name, address, date of birth, social security number, and citizenship. 2) An authorization for a credit report and background report 3) Identification documentation must be provided as in a driver's license, passport, or similar.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating Factors, XX mos reserves, XXX FICO	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
XXXX	7990500	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Clear) Note - Incomplete- The following section of the Note is incomplete: Exhibit B of the Loan Agreement was not completed at the top section. Additionally Exhibit C is missing. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	8000287	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	8002600	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7992919	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) DSCR - Program Parameters - Other- The loan file is missing the Required FNMA and FHLMC SSR's. Additional conditions may apply. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	7992918	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) DSCR - Program Parameters - Other- The loan file is missing the FNMA and FHLMC SSR's per AHL guidelines. Additional conditions may apply. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	7990517	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7995889	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane Milton (XX-XXXX-XX) with an incident period of XX/XX/XXXX - XX/XX/XXXX which is after the original appraisal 1004D date XX/XX/XXXX. Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XX:XXPM) Explanation received is sufficient. (Void)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
XXXX	7999117	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved) (Clear) Note - Incomplete- The following section of the Note is incomplete: The execution date was missing on the Exhibit B to the Loan Agreement. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) DSCR - Program Parameters - Other- The loan file contains a lender exception to allow the borrower with less than full 12 months of investor experience. Deemed non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating Factors; XXX FICO, XXX months reserves	3	2	2	2	3	1	1	1	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A
XXXX	7998666	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Open) DSCR - Program Parameters - Other- The lender provided an exception as the borrower does not have a full 12 months of experience owning an investment property. Considered to be non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating factors; XXX FICO, XXX months reserves	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
XXXX	7992417	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7992433	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7998664	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Compliance Finding - Missing Business Purpose Documentation- There are additional Compliance Findings. Missing the following Business purpose documentation: Documentation that the cash proceeds will only be used for business purposes. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved) (Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Hazard Insurance - Missing/Insufficient- The insurance declarations page does not confirm the required $XXXX in liability coverage. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved) (Clear) DSCR - Missing background check- Guidelines require a criminal history reflecting no felony or misdemeanor for moral turpitude in the last 10 years. The Criminal search was missing from the loan file. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	8003071	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
XXXX	7989632	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) DSCR - Missing Entity Documentation- A borrowing Resolution/Corporate Resolution granting authority of signer to enter loan obligation is required, per guidelines, and is missing from the loan file. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
XXXX	7983825	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Open) DSCR - Program Parameters - Other- The file contains a lender exception to allow the loan to proceed without rent loss coverage. Determined non-material based on compensating factors (waived). (Clear) DSCR - Program Parameters - Other- The loan file is missing the signed/dated filled out to its entirety ACH form required on all cash out refinances with an LTV greater than 70%. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating Factors: fico score XXX, excess reserves.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7969988	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Open) Program Parameters - Credit Score- The loan file contains a lender exception for a 2 point FICO to allow for a XXXX% LTV when investor guidelines would require 70%. Compensating factors deem this a non-material. (waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating Factors: Good reserves- Experienced investor- relationships with XXXX.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
XXXX	7971540	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7977304	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) DSCR - Program Parameters - Other- The lender provided an exception as the borrower does not meet tradeline requirements. Determined to be non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating factors: XXX FICO, excess reserves	2	2	2	2	2	1	1	1	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A
XXXX	7983428	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Open) DSCR - Program Parameters - Other-

Lender Exception provided to proceed with first time investor without a history of owning and managing short term rentals over the last 12 months. Determined non-material based on compensating factors (waived).

(Clear) DSCR - Missing background check-

Per the guidelines a background report including a search for liens and judgments on the entity must be completed. The loan file is missing the background report/ business search.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Open) DSCR - Program Parameters - Other-

Lender exception provided to use 75% of gross marketable rent from the 1007. Determined non material based on compensating factors (waived).

(Open) Condo - Documentation-

Loan file did not contain a Condo Questionnaire as required.

Response 1 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating Factors: FICO XXX, XX year credit history Compensating factors: XXX FICO, excess reserves Compensating factors: XXX FICO, excess reserves	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7971556	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Lender did not execute the Loan Agreement. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) DSCR - Program Parameters - Other- Lender Exception provided to proceed with transferred appraisal with no AMC. Determined non-material based on compensating factors (waived). (Clear) Appraisal - Other- There are additional appraisal findings. The appraisal in the loan file was transferred from another lender. Appraisal transfers are allowed with the signed transfer letter from the lender, invoice and first generation report. The loan file is missing the signed transfer letter from the lender. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating Factors: Experienced Investor, Favorable DSCR XXXX	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
XXXX	7971550	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved) (Clear) Note - Incomplete- The following section of the Note is incomplete: Exhibit B to the Loan Agreement did not reflect the names of the borrower and lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	7974786	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) DSCR - Program Parameters - Other- The loan file is missing the required XXXX & XXXX SSR's. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
XXXX	7971562	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete-

The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender.

Response 1 (XX/XX/XXXX XX:XXPM)
The Exhibit A has been provided. The Lender Executed Loan Agreement is needed to Resolved finding. (Acknowledged)

(Clear) Security Instrument - Incomplete-

The following section(s) of the Security Instrument (Mortgage/Deed of Trust) is incomplete: Page 8 of the Security Instrument is missing and unable to verify borrower signature and notary acknowledgment.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	7988575	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement is missing the lenders signature on page 12. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) DSCR - Program Parameters - Other- The loan file contains a lender exception to allow the current appraised value to be used on a cash-out refinance with the property owned more than 3 months, but less than (6) months seasoning. Determined non-material based on compensating factors (waived). (Open) DSCR - Program Parameters - Other- The loan file is missing the completed ACH payment authorization the subject cash out refinance with an LTV greater than 70%, required per guidelines. Response 1 (XX/XX/XXXX XX:XXPM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating Factors: FICO XXX, DSCR XXXX%, LTV/CLTV XXXX% Compensating Factors: FICO XXX, DSCR XXXX%, LTV/CLTV XXXX%	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
XXXX	7971557	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender.	(Open) DSCR - Program Parameters - Other- Lender Exception provided to use appraised value for subject property owned more than 3 but less than 6 months. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating Factors: FICO XXX, Experienced Investor	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
XXXX	7971565	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender.	(Open) DSCR - Program Parameters - Other- Lender Exception provided to use the appraised value for subject property owned more than 3 but less than 6 months. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating Factors: FICO XXX, Experienced Investor	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
XXXX	7985320	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) DSCR - Program Parameters - Other-

Subject loan closed in an entity which has 3 members. The borrower has 50%, entity member 2 has XXX% and the 3rd member has XXX% interest. Per the guidelines, when a loan closes in an entity, a personal guarantor with a least XXX% majority is required. Since none of the members have XXX% interest in the entity, then two members must be guarantors. In addition, guarantors must provide a limited application with name, address, DOB, SSN and citizenship, and provide an ID such as a driver’s license or passport. A credit report and fraud report, along with authorization to pull, must be obtained with guarantor meeting minimum credit score requirements. The second member, XXXX, signed the Guaranty Agreement, however, the file is missing all the required documentation.

Response 1 (XX/XX/XXXX XX:XXPM)
Still missing background check. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
XXXX	7985326	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
XXXX	7971561	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Open) DSCR - Program Parameters - Other- Lender Exception provided to proceed with rural property. Determined non-material based compensating factors (waived). (Open) DSCR - Program Parameters - Other- Lender Exception provided to use 100% of lease income to be used with only proof of 2 months rent receipt. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating Factors: Reserves in Excess of $XXXX, Good payment history XXxXX/XX Compensating Factors: Reserves in Excess of $XXXX, Good payment history XXxXX/XX	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
XXXX	7983432	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) DSCR - Program Parameters - Other- The lender provided an exception to allow for less than required rent loss insurance. Considered to be non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating factors: XXX FICO, XXX mos reserves	2	2	2	2	2	1	1	1	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A
XXXX	7983414	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7971544	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7975594	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) DSCR - Missing Entity Documentation-

Missing required business documentation per guidelines. Each member of the entity must receive notice of the loan and its terms prior to closing in the form of a resolution- which is missing from the loan file.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Missing background check-

The loan file is missing a background check to include judgment and lien search for the borrowing entity, XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Program Parameters - Other-

According to guidelines Guarantors are required to complete a limited application, authorization for a credit report, background report and identification documentation. The loan file is missing the required documentation for non-borrowing guarantor XU Zheng.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
XXXX	7974790	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) DSCR - Program Parameters - Other- The loan file is missing the Completion report for (2) coverings of the open exterior electrical. Additional conditions may apply. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
XXXX	7974781	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement is missing the lenders signature and information on page 12. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) FEMA-

FEMA Search completed reflecting a declared disaster after appraisal date. FEMA Declaration declared XX/XX/XXXX for XXXX Tropical Storm XXXX (XX-XXXX-XX) with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX. Please provide Property Inspection to confirm no damage.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Missing background check-

The guidelines require a criminal history check for the borrower that verifies that there are no felonies or misdemeanors for moral turpitude in the last 10 years. The criminal background check is missing from the loan file.

Response 1 (XX/XX/XXXX XX:XXPM)
Still missing a criminal record search. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
XXXX	7969995	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Open) DSCR - Program Parameters - Other- Guideline requirement has not been met. Guidelines require evidence of 2 months’ rent received if lease amount is used for qualification and lease amount is less than 20% greater than the market rent or if market rent plus 20% is used for qualifying. The subject loan was qualified using market rent plus 20%; however, only a copy of the first month’s rent and deposit were present in the loan file. The additional months’ rent is not present as required. It should be noted that an exception was approved for this particular issue. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Comp Factors - XX months reserves, primary owned for XX years and XXX FICO	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
XXXX	7977314	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement is missing the lenders signature and information on page 12. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) DSCR - Program Parameters - Other- Lender Exception provided to treat borrower as an experienced investor with less than 12 months investor experience within the past 3 years. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating Factors: FICO XXX, Favorable DSCR XXXX%	2	2	2	2	2	1	1	1	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A
XXXX	7969615	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Tropical Storm Helene (XX-XXXX-XX) with an incident period of XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX. Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
XXXX	7971542	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- Thefollowing section of the Note is incomplete: The Loan Agreement was notexecuted by the Lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) DSCR - Program Parameters - Other- Guidelines require liability coverage equal to $XXXX. The rental dwelling insurance declaration page with XXXX does not reflect liability coverage. No other separate policy or email regarding liability coverage found in the loan file. Response 1 (XX/XX/XXXX XX:XXPM) Doc provided with proper coverage as required. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
XXXX	7974782	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement is missing the lenders signature and information on page 12. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) DSCR - Program Parameters - Other-

Lender exception provided to allow first time investor to purchase a Short Term Rental. Considered to be non-material based on compensating factors (waived).

(Clear) Assets - Large Deposits/Unacceptable-

Recent large deposit of $XXXX on XX/XX/XXXX into XXXX #XXXX is not adequately sourced.

Response 1 (XX/XX/XXXX XX:XXPM)
Explanation received is sufficient. (Resolved)

(Open) DSCR - Program Parameters - Other-

Lender exception provided to allow investor concentration to exceed the maximum allowable of XXXX%. Considered non-material based on compensating factors. (waived).

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating factors: XXX FICO, XX months reserves. Compensating Factors: XXX FICO, excess reserves	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
XXXX	7980806	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) DSCR - Program Parameters - Other-

Subject loan closed in an entity which has 3 members. The borrower has XXXX%, entity member 2 has XXXX% and the 3rd member has XXXX% interest in the entity. Per the guidelines, when a loan closes in an entity, a personal guarantor with a least XXXX% majority is required. Since none of the members have XXXX% interest in the entity, then two members must be a guarantors. In addition, guarantors must provide a limited application with name, address, DOB, SSN and citizenship, and provide an ID such as a driver’s license or passport. A credit report and fraud report, along with authorization to pull, must be obtained with guarantor meeting minimum credit score requirements. The third member, XXXX, signed the Guaranty Agreement, however, the file is missing all the required documentation.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
XXXX	7969987	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) DSCR - Program Parameters - Other-

Borrower 1 was XX%/XX% owner of the borrowing entity, XXXX, with a non-borrower XXXX. Lender guidelines require a Personal Guaranty to be signed by one or more owners representing a ajority ownership (XXXX%). The loan file contained the signed Guaranty by both guarantors as required. However, the loan file did not contain a lmited applicatin that includes name, addres, date of bith, social security number, and citizenship, authorization for credit report and background check, a picture ID as a driver's license, passport, or similar for each guarantor, for the non-borrowing guarantor as required. Additional conditional conditions may applly.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Open) DSCR - Program Parameters - Other-

The AHL guidelines Insurance Requirements for Rent loss coerage equal to (6) months qualifying rent or $XXXX. The current policy rent loss is showing $XXXX. Determined non-material based on compensating facotrs (waived).

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating Factors: Fico score XXX, which is XX points greater than the minimum fico score, DSCR greater than XXXX%.	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
XXXX	7977305	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) FEMA- FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane Helene [XX-XXXX-XX] with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX. Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
XXXX	7985349	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Noteis incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7985342	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- Thefollowing section of the Note is incomplete: The Loan Agreement was notexecuted by the Lender.	(Open) DSCR - Program Parameters - Other- Lender Exception provided for foreign national living rent free in with parents in XXXX. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating Factors: DSCR greater than 1, LTV XXXX	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
XXXX	7971535	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7974780	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement is missing the lenders signature and information on page 12. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Assets - Source- The funds required for reserves were not properly sourced. The Borrower's XXXX #XXXX account was used to verify reserves. The loan file contains the most recent statement dated XX/XX/XXXX however the prior month's statement is missing. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
XXXX	7987882	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: Missing the lenders signature on page 12 of the loan agreement.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7985345	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7974783	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement is missing the lenders signature and information on page 12.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7971549	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to clear the finding. (Resolved) (Clear) Security Instrument - Missing Rider/Addendum- The following rider is missing: Trust Rider. The vested interest on the security instrument reflects a trust; however, page 2 does not indicate that the rider was attached and provided. Response 1 (XX/XX/XXXX XX:XXPM) The information provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	7971558	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7971559	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7969996	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved) (Clear) Note - Incomplete- The following section of the Note is incomplete: Exhibit B of the Loan Agreement was not completed at the top section. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	7987884	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement is missing the lenders signature on page 12. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) DSCR - Program Parameters - Other-

The borrower has XX% and entity member 2 has XX% interest in the entity. Per the guidelines, when a loan closes in an entity, a personal guarantor with a least XX% majority is required. Since none of the members have XX% interest in the entity, then both members must be a guarantors. In addition, guarantors must provide a limited application with name, address, DOB, SSN and citizenship, and provide an ID such as a driver’s license or passport. A credit report and fraud report, along with authorization to pull, must be obtained with guarantor meeting minimum credit score requirements. The second member, XXXX, signed the Guaranty Agreement and provided her passport, however, the file is missing all other required documentation.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
XXXX	7974788	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7971555	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved) (Clear) Note - Incomplete- The following section of the Note is incomplete: Exhibit B to the Loan Agreement did not reflect the name of the lender. Response 1 (XX/XX/XXXX XX:XXPM) The information provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	7971537	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Clear) Security Instrument - Incomplete- The following section of the Security Instrument (Mortgage/Deed of Trust) is incomplete: Page 9 of 9 is missing. Response 1 (XX/XX/XXXX XX:XXPM) The information provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	7971551	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to clear the finding. (Resolved) (Clear) Note - Incomplete- The following section of the Note is incomplete: Exhibit B to the Loan Agreement did not reflect the name of the entity. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to clear the finding. (Resolved)	(Open) DSCR - Program Parameters - Other-

Lender Exception provided to allow Guarantor with a XXX credit score less than the required 660. Determined non-material based on compensating factors (waived).

(Clear) DSCR - Program Parameters - Other-

Guideline requirement has not been met. Subject loan closed in an entity which has 3 members. The borrower has XXXX%, entity member 2 has XXXX% and the 3rd member has XXXX% interest in the entity. Per the guidelines, when a loan closes in an entity, a personal guarantor with a least 51% majority is required. Since none of the members have XXXX% interest in the entity, then two members must be a guarantors. In addition, guarantors must provide a limited application with name, address, DOB, SSN and citizenship, and provide an ID such as a driver’s license or passport. A credit report and fraud report, along with authorization to pull, must be obtained with guarantor meeting minimum credit score requirements. The third member, XXXX, signed the Guaranty Agreement, however, the file is missing all the required documentation.

Response 1 (XX/XX/XXXX XX:XXPM)
Documents provided as required. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating Factors: Borrower FICO XXX, Assets exceed required reserves over XX months	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
XXXX	7971545	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7988574	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement is missing the lenders signature on page 12. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
XXXX	7974784	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement is missing the lenders signature and information on page 12.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7977301	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved) (Open) HUD1 - Not Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8, Appendix A	(Clear) DSCR - Program Parameters - Other- The loan file is missing the required FNMA & FHLMC SSR's. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	7970001	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete-

The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.

(Clear) Security Instrument - Incomplete-

The following section of the Security Instrument (Mortgage/Deed of Trust) is incomplete: The acknowledgement section was not completed.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The notary stamp is sufficient for the name and notary ID. The section stating if the borrower appeared physical presence or online. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The updated Notary section to show the borrowers physical presence was before the Notary has been provided; however, the changes have not been initialed by the notary. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) DSCR - Program Parameters - Other- Guideline requirement has not been met. The borrower entity was XXXX which was XXX% owned by the guarantor, XXXX and XXX% owned by XXXX. The guarantor was not a majority owner; therefore, XXXX was required to be a guarantor as well. The loan file did not contain a limited application or credit report for XXXX as required by guidelines. Response 1 (XX/XX/XXXX XX:XXPM) Docs provided as required. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	7988571	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) DSCR - Program Parameters - Other- The loan file is missing the FNMA and FHLMC SSR's per AHL guidelines. Additional conditions may apply. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	7971564	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (10/16/2024 1:22PM) The documentation provided is sufficient to cure the finding. (Resolved) (Clear) Note - Incomplete- The following section of the Note is incomplete: Exhibit B of the Loan Agreement was not completed by the Borrower/Entity. Response 1 (10/16/2024 1:22PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	7971534	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Open) DSCR - Program Parameters - Other- The file contains a lender exception to allow square footage of (XXX) guidelines require condo units square minimum to be 500, Exception allowed for square footage of (XXX). Determined non-material based on compensating factors (waived). (Open) DSCR - Program Parameters - Other- The file contains a lender exception to allow loan amount of $XXXX. XXXX Guidelines require a minimum of $XXXX. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating Factors: Fico Score XXX, Low LTV XXXX%. Compensating Factors: Fico score XXX Low LTV XXXX%.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
XXXX	7971553	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Open) DSCR - Program Parameters - Other- The file contains a lender exception for the borrower living rent free. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating Factors: Fico score XXX, DSCR XXXX%, five years at present address.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
XXXX	7969991	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) Hazard Insurance - Missing/Insufficient-

The loan was missing current hazard insurance policy on the subject property with sufficient coverage/replacement cost. The loan file contained a copy of the subject project's master hazard insurance policy; however, the policy in file expired on XX/XX/XXXX which was prior to the closing date of XX/XX/XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Appraisal - Other-

There are additional appraisal findings. The loan file did not contain a XXXX or XXXX as required by investor guidelines.

Response 1 (XX/XX/XXXX XX:XXPM)
SSR provided with CU score of XXXX. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	7987902	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7969011	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete-

The following section of the Note is incomplete: The loan agreement was not signed by the lender.

(Clear) Security Instrument - Incomplete-

The following section of the Security Instrument (Mortgage/Deed of Trust) is incomplete: The signature page of the mortgage is missing the notary acknowledgement date.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) HUD1 - Not Final-

It could not be determined that the Alta Settlement Statement provided in the loan file was the FINAL binding Statement as it was not signed, stamped or certified, or marked Final. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8, Appendix A.

(Clear) Security Instrument - Incomplete-

The following section of the Security Instrument (Mortgage/Deed of Trust) is incomplete: The PUD Rider is missing the development name.

Response 1 (XX/XX/XXXX XX:XXPM)
The PUD Rider is still missing the required information. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) Assets - Earnest Money Deposit- The source account /documentation to support the EMD funds of $XXXX was not provided as required. Without this EMD, the borrower would be short of liquid funds for closing. Response 1 (XX/XX/XXXX XX:XXPM) Explanation and documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	2	4	1	3	2	1	1	C	B	D	A	A	A	C	B	C	B	D	A	A	A	C	B	C	B	D	A	A	A	C	B	C	B	D	A	A	A	C	B	C	B	D	A	A	A	C	B
XXXX	7983433	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
XXXX	7983419	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Noteis incomplete: The Loan Agreement was not executed by the Lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
XXXX	7989641	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) DSCR - Missing Entity Documentation-

The loan file is missing a borrowing Resolution/Corporate Resolution granting authority of signer to enter loan obligation.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Open) DSCR - Program Parameters - Other-

The lender provided an exception to allow the subject transaction with a XXX FICO as opposed to the required minimum score of XXX FICO. Considered to be non-material based on compensating factors (waived).

(Clear) DSCR - Missing background check-

The loan file is missing the background check to include judgment and lien search for the borrowing entity.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating Factors; XXX FICO, XX mos reserves	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7969990	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) DSCR - Program Parameters - Other- The loan file is missing the required XXXX & XXXX's. Additional conditions may apply. Response 1 (XX/XX/XXXX XX:XXPM) SSR provided with CU score of XXX provided. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
XXXX	7958927	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to clear the finding. (Resolved) (Clear) Security Instrument - Incomplete- The following section of the Security Instrument (Mortgage/Deed of Trust) is incomplete: The PUD rider did not disclose the name of the planned unit development. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	7953447	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Security Instrument - Inaccurate-

The security instrument was not completed accurately. The All-Purposeacknowledgment for XXXX is missing the description of thedocument it was attached to.

Response 1 (XX/XX/XXXX XX:XXPM)
The information provided is not sufficient to clear the finding. Without the notary listing what document was notarized, there is no evidence that the mortgage was properly notarized. Recording of a mortgage that is incomplete does not negate the need for necessary corrections. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. Recorded Mortgage including Notary Acknowledgement has been provided. (Resolved)

								(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane XXXX (XX-XXXX-XX) with an incident period of XX/XX/XXXX to XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX. Please provide Property Inspection to confirm no damage. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7964577	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7963408	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Noteis incomplete: The Loan Agreement was not executed by the Lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) DSCR - Program Parameters - Other-

The loan file contained a lender exception request to proceed with a condominium that has a deed restriction for right of first refusal. Determined non-material based on compensating factors (waived).

(Open) DSCR - Program Parameters - Other-

The subject loan is a purchase of a condominium which will be used as a short term rental. Lender guidelines require the borrower to show a history of owning and managing a minimum of (1) one vacation rental over the last 12 months. The loan file did not contain any documentation confirming a short term rental history for the borrower as required.

Response 1 (10/31/2024 11:39AM)
Waiver granted by Investor. (Waived)

(Clear) Assets - Minimum Reserves-

The loan file contains asset verification totaling $XXXX. Total funds required to close is $XXXX plus $XXXX in reserves for a total of $XXXX. Borrower is short funds to close by $XXXX as well as a reserve shortage of $XXXX for a total asset shortage of $XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
Asset documentation received starts at XX/XX/XXXX. Most recent asset documentation in file ends at XX/XX/XXXX. The gap must be documented. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Statement provided does not go with the future printouts. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Cash to Close - Evidence of Liquidation-

The loan file contains asset verification totaling $XXXX which includes $XXXX in retirement funds. Total funds required to close is $XXXX. Borrower is short funds to close by $XXXX. According to guidelines if retirement funds are used for cash to close evidence of liquidation is required. The loan file did not contain documentation confirming liquidation of funds.

Response 1 (XX/XX/XXXX XX:XXPM)
Asset documentation received starts at XX/XX/XXXX. Most recent asset documentation in file ends at XX/XX/XXXX. The gap must be documented. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Statement provided does not go with the future printouts. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The Loan file did not contain an Desk review to support the appraised value. Additional conditions may apply. Response 1 (XX/XX/XXXX XX:XXPM) CDA provided and supports original appraised value. (Resolved)	Compensating Factors: DSCR XXXX%, Fico score XXX, experienced investor. Compensating Factors: DSCR XXXX%, Fico score XXX, experienced investor.	3	2	3	2	2	1	3	1	C	B	C	B	C	A	B	A	C	B	C	B	C	A	B	A	C	B	C	B	C	A	B	A	C	B	C	B	C	A	B	A	C	B	C	B	C	A	B	A
XXXX	7963160	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Noteis incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7968767	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Noteis incomplete: The Loan Agreement was not executed by the Lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
XXXX	7968769	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Noteis incomplete: The Loan Agreement was not executed by the Lender. (Clear) Note - Incomplete- The following section of the Note is incomplete: Exhibit B of the Loan Agreement was not completed at the top section. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) DSCR - Missing Entity Documentation-

Missing required business documentation per guidelines. The certificate of Good Standing is missing from the loan file as required by guidelines.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - LTV-

The LTV does not meet the program eligibility guidelines. The maximum LTV for a 2-4 family purchase is 80%. The subject closed with an LTV of XXXX%, which exceeds the maximum allowed.

Response 1 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

(Clear) DSCR - Program Parameters - Other-

Guideline requirement has not been met. The borrowing entity is XXXX which was XXXX% owned by the guarantor, XXXX and XXXX% owned by XXXX. The guarantor/borrower was not a majority owner; therefore, XXXX was required to provide a limited application and credit report. The loan file did not contain a limited application or credit report as required by guidelines.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	XXX score. Experienced Investor. XXXX DSCR.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
XXXX	7964568	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7993843	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on XX/XX/XXXX does not reflect the correct Loan Type. The Loan Type is reflected as Other; however it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)

(Clear) TRID - 10% Tolerance Violation (No Valid COC)-

The loan failed the charges that in total cannot increase more than 10% test. A valid change of circumstance was not provided in the loan file. Therefore, the increase/addition to the following fees was not accepted: Courier / Messenger Fee $XXXX, Document Storage/Archive/Copies $XXXX, Lender's Title Insurance Policy $XXXX, Notary Fee $XXXX, Settlement or Closing Fee $XXXX. A cost to cure in the amount of $XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

								(Open) Program Parameters - Other- Lender Exception provided for First-time home buyers 12-month payment history, both borrowers living rent free. Deemed non-material based on compensating factors. (Waived) (Clear) Verification Documentation - VVOE Salaried/Aged- A VVOE is required within 10 Calendar Days of the Note Date. The VVOE for the Co-Borrower in file is dated XX/XX/XXXX which is expired as of the Note date XX/XX/XXXX. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating Factors: XXX Fico, XXXX% DTI, and Residual Income $XXXX	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
XXXX	8001980	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Income - Tax Transcripts Missing- Per guidelines, for wage or salaried borrowers, W2 tax transcripts are required. The loan file is missing either XXXX/XXXX or XXXX/XXXX (if XXXX not available) W2 tax transcripts for the Co-borrower. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7969024	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on XX/XX/XXXX doesnot reflect the correct Loan Type. The Loan Type is reflected as Other;however, it should be Conventional per Note. Truth in Lending Act (RegulationZ) 12 CFR 1026.38(a)(5)(iv).

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. Credit Report Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

								(Open) Program Parameters - Credit Score- Lender exception to allow co-borrower's score of XXX when guidelines required all borrower's to meet the minimum credit score requirements. Deemed non material based on compensating factors. (waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating Factors: Both borrowers employed with same employer for XX years. post closing reserves of XX months PITIA, medical collection from XXXX, otherwise, credit is satisfactory.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
XXXX	7985332	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete:The Loan Agreement was not executed by the Lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) Program Parameters - DTI-

The subject loan closed with a XXXX% DTI, using Operating Income Statement from appraisal of $XXXX for the subject cash out refinance; however, the file contains signed lease, documentation of prior rental income, and current rental income of $XXXX per month per the Operating Income Statement, resulting in a DTI increase from XXXX% to XXXX% which exceeds the maximum of XX%.

Response 1 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

(Clear) Program Parameters - Other-

A background report including a search for liens and judgments on the entity is missing from the file.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - Other-

Lender Exception provided for "Loan amount of $XXXX less than minimum amount of $XXXX for XXXX." Determined non-material based on compensating factors (waived).

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Comp factors - Assets required reserves by XX months, same employment XX years, Credit Score XXX Comp factors - Assets required reserves by XX months, same employment XX years, Credit Score XXX	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
XXXX	7988581	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on XX/XX/XXXX does not reflect the correct Loan Type. The Loan Type is reflected as Other; however it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

								(Open) Program Parameters - Property Type- Lender Exception provided for a rural property. Deemed non-material based on compensating factors. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating Factors: XX years ownership in subject property, same line of business XX years and Residual Income $XXXX	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
XXXX	7981703	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on XX/XX/XXXX does not reflect the correct Loan Type. The Loan Type is reflected as Other; however it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For on the revised CD issued on XX/XX/XXXX. Credit Report Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Clear) TRID - Initial LE/Delivery Date (from application)-

The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(1)(iii)(A)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following additions/increases: Points - Loan Discount Fee $XXXX Loan Origination Fee $XXXX, Mortgage Broker Fee $XXXX, Appraisal Fee $XXXX, Credit Report Fee $XXXX. A cost to cure in the amount of $XXXX is required. The violation may be cured if documentation is provided showing the disclosure was delivered timely.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - 10% Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that in total cannot increase more than 10% test. Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following additions/increases: Courier / Messenger Fee $XXXX, Electronic Recording Service Fee $XXXX, Lender's Title Insurance Policy $XXXX, Notary Fee $XXXX, Settlement or Closing Fee $XXXX, Recording Fee $XXXX. A cost to cure in the amount of $XXXX is required. The violation may be cured if documentation is provided showing the disclosure was delivered timely.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

								(Open) Credit Score - FICO Refresh- Lender Exception provided for minimum Fico XXX, approved with a XXX Fico w/XXXX. Deemed non-material based on compensating factors. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating Factors: Low LTV XXXX%, Same Company XX years and Residual Income $XXXX	3	2	2	2	3	2	1	1	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B
XXXX	7969622	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on XX/XX/XXXX does not reflect the correct Loan Type. The Loan Type is reflected as Other; however, it should be Conventional per Note. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv).

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For on the revised CD issued on XX/XX/XXXX. Credit Report Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

								(Open) Assets - Minimum Reserves- Lender exception prior to consummation to allow subject to close without required reserves. Deemed non material based on compensating factors. (waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating Factors: Subject is borrower's primary residence and has lived there for XXXX years. Rate and term refinance consolidating 1st and 2nd mortgage as well as bringing funds to closing. Low DTI XXXX%.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
XXXX	7970004	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) State HPML-

This loan failed the XX XX XXX higher-priced mortgage loan test. (XX XX XXX, XXXX Financial Code Division 1.9 4995(a)). Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on XX/XX/XXXX does not reflect the correct Loan Type. The Loan Type is reflected as Other; however, it should be Conventional per Note. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv).

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7983441	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Open) Appraisal - Aged > 120 days- Lender exception provided to allow appraisal to be dated 6 days over the allowable 120 days from the Note date of XX/XX/XXXX. Appraisal date was XX/XX/XXXX. Deemed non material based on compensating factors. (waived) (Open) Income - Tax Return Documentation Incomplete- Lender exception to allow the use of XXXX income without the tax returns as required by the guidelines. Deemed non-material based on compensating factors. (waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating factors: XXX months PITIA post closing reserves, $XXXX in residual income, XXX years on current job. Compensating factors: XXX years with current employer, paystubs and W2's provided and support the income, XXXX and XXXX wage transcripts provided, XXX months of PITIA reserves post closing.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
XXXX	7971567	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on XX/XX/XXXX does not reflect the correct Loan Type. The Loan Type is reflected as Other; however, it should be Conventional per Note. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv).

(Open) TRID - CD - Section B incorrect payee-

The loan contains fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. Appraisal Fee, Credit Report Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Clear) Liabilities - Mortgage Payment History-

The loan file contained a Final Settlement Statement reflecting the borrower's prior residence located at XXXX, was sold on XX/XX/XXXX and the existing mortgage with XXXX was paid off. The origination credit report reflected a mortgage with XXXX with a date of last activity of XX/XX/XXXX. The loan file did not contain a payment history for XXXX from XX/XX/XXXX till the property was sold on XX/XX/XXXX as required. Additional conditions may apply upon receipt.

Response 1 (XX/XX/XXXX XX:XXPM)
BK docs reviewed and property was part of a XXX therefore no payment required or history after XX/XX/XXXX. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	7983439	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) Appraisal - Other- Lender Exception for the unapproved AMC. Deemed Non-Material based on compensating factors. (Waived) (Clear) Credit - Other- There are additional observations that could impact the credit decision and/or quality of the loan. The subject loan closed in the name of an LLC Entity, and the loan file did not contain a Background Check/Business Search for liens/judgements as required per the guidelines. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Comp Factors - Credit Score XXX, DTI XXXX%, $XXXX post-closing reserves.	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
XXXX	7967527	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) State HPML-

State HPML. This loan failed the CT nonprime home loan test. This loan exceeded the average prime offer rate APR threshold. ( CT SB 949, §3(a)(7)(F)(ii) ) The loan is a first lien and the greater of the disclosed APR XXXX% and the calculated APR XXXX%, exceeds the Average Prime Offer Rate (XXXX%) by XXX% or more. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on XX/XX/XXXX does not reflect thecorrect Loan Type. The Loan Type is reflected as Other; however, it should beConventional per Note. Truth in Lending Act (Regulation Z) 12 CFR1026.38(a)(5)(iv).

(Open) Program Parameters - LTV-

The LTV does not meet the program eligibility guidelines. The subject loan was delivered as a XX% LTV/CLTV cash out refinance of a primary residence. The loan file contained documentation confirming the existing mortgage on the subject property had been modified on XX/XX/XXXX which was less than XX years prior to the subject loan closing of XX/XX/XXXX. Lender Rising Star Guidelines state any mortgage modifications between XX months and less than XX months old, would-be Credit Grade "B", and the maximum LTV per program for a cash out refinance with Credit Grade "B" is 70%. The subject loan did not meet program parameters.

Response 1 (XX/XX/XXXX XX:XXPM)
Client requested waive based on compensating factors. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Comp factors - $XXXX in excess reserves, XXX years on job, XXX years at primary residence and $XXXX in residual income.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7944245	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. (Clear) Note - Incomplete- The following section of the Note is incomplete: Exhibit B to the Loan Agreement did not reflect the names of the borrower and lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) Credit Missing - One or More Reports Missing-

Not all required credit reports are within the file. Guidelines require a credit refresh (gap credit) or Undisclosed Debt Monitoring report within 10 days of the Note. The loan file is missing this documentation. Additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Credit - Other-

There are additional observations that could impact the credit decision and/or quality of the loan. Guidelines require a background report which includes liens and judgment searches on the business entity. The loan file is missing the complete background search on the entity, XXXX. Additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Credit - Other-

There are additional observations that could impact the credit decision and/or quality of the loan. The LLC contains two members, however, only one signed the Note. The file is missing an executed Resolution by members of the LLC (XXXX) granting authority of the signer of the Note to enter into a loan obligation on behalf of the LLC.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Hazard Insurance - Missing/Insufficient-

The loan was missing current hazard insurance policy on the subject property with sufficient coverage/replacement cost. Guidelines require the HOI policy to include liability coverage equal to $XXXX. The policy does not reflect any liability coverage.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - Other-

The subject loan does not meet Program Parameters. Lender Exception provided for short term rental history for borrower owning XXXX rental less than 12 months. Determined non-material based on compensating factors (waived).

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating Factors: DTI XXXX when XXXX% max and LTV XXX% when XXX% is allowed	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
XXXX	7990955	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant- The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7960788	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) HOC - Missing-

The Homeownership Counseling Disclosure (HOC) is missing. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.20(a)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) TRID - Zero Tolerance Violation (No COC - Date Undeterminable)-

The loan failed the charges that cannot increase test. Although the addition may be valid, because a COC was not provided, auditor is unable to determine if the CD issued on XX/XX/XXXX was disclosed within 3 business days of the change. Therefore, the addition to the following fees was not accepted: Review Appraisal. A cost to cure in the amount of $XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to clear the finding. The COC provided states the reason as rate locked and rate lowered. That is not a valid reason for the addition of an appraisal review fee. Additionally, since the LE was issued after the Initial CD, no valid reason for the change would be accepted due to the timing violation. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. Updated testing removing the CD issued on XX/XX/XXXX still results in a 0% tolerance violation in the amount of $XXXX. The Field Review Report and Field Review Invoice provided in the original loan file are dated XX/XX/XXXX. The fee was not disclosed to the borrower until the LE issued on XX/XX/XXXX. A cost to cure n the amount of $XXXX remains. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - LE/Revised Delivery Date (after issue of CD)-

New finding added based on rebuttal documents provided. The loan failed the Revised Loan Estimate delivery date test (after issuance of Closing Disclosure). The Revised Loan Estimate issued on XX/XX/XXXX was issued after providing the Closing Disclosure issued on XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) Program Parameters - Other- The loan file is missing proof that the Borrower's 3 businesses are active by a third-party source dated within 10 days of the note as required by lender guides. Additional conditions may apply. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a Field Review dated XX/XX/XXXX which supported the appraisal value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	7989651	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7958938	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was missing from the loan file. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved) (Clear) Security Instrument - Missing Rider/Addendum- The following referenced Rider is missing: 1-4 Family Rider. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value. CU Score XXX.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	7956070	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7956071	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Condo - Other- The loan file contains a lender exception to allow XX% of condo HOA to be XX days delinquent. Deemed non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating Factors: FICO XXX; XXX months reserves; Low LTV at XXXX%.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
XXXX	7957990	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) DSCR - Program Parameters - Other- The loan file contains a lender exception which allows for the subject property to be a short term rental when the borrowers do not have a 12 month history of managing vacation rentals. Deemed non-material based on compensating factors. (waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Compensating Factors: Good FICO XXX- Good reserves	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
XXXX	7948953	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7990956	XXXX	XX/XX/XXXX	XXXX	Non-QM Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) FEMA- FEMA Search completed reflecting a declared disaster after appraisal date. FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane Milton (XX-XXXX-XX) with an incident period of XX/XX/XXXX to XX/XX/XXXX which is after the 2nd appraisal date of XX/XX/XXXX, and affected the subject county, XXXX. A property inspection is required to confirm no damage. Response 1 (XX/XX/XXXX XX:XXPM) Upon review of the second appraisal which was completed after the hurricane designation there was no damage to property. (Void)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a second appraisal which supported the appraisal value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7963420	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7945527	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only.	(Open) DSCR - Program Parameters - Other-

Guideline requirement has not been met. The guidelines require that the subject property be occupied by a tenant for all refinances. The appraisal for all properties reflects the subject properties are vacant and no lease or explanation was provided.

Response 1 (XX/XX/XXXX XX:XXPM)
Borrower letter of explanation required. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Exception must be granted by Investor. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
Exception from Originator received. Exception must be granted by Investor. (Upheld)

Buyer Comment 1 (XX/XX/XXXX XX:XXPM)
Client reviewed and elects to waive finding. Subject rehab recently completed. rehabbed. Noted Compensating Factors: 1) Experienced Investor 2) DSCR is XXXX

Response 4 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains CDAs, dated XX/XX/XXXX and XX/XX/XXXX which supports the appraised values.	XXX score. XXXX DSCR. Experienced Investor.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7965046	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7928083	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing-

There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only

(Open) Note - Incomplete-

The following section(s) of the Note is incomplete: The Loan Agreement was not executed by the Lender.

(Clear) Security Instrument - Incomplete-

The following section(s) of the Security Instrument (Mortgage/Deed of Trust) is incomplete: Missing page 15 of 15.

Response 1 (XX/XX/XXXX XX:XXPM)
The explanation provided is not sufficient to cure the finding. The Mortgage is numbered pg. 1 - 15 and pg. 15 is missing. Although pg. 15 may be the Legal Description, it must be corrected to be able to provide a full 15 pages. without pg. 15 it is considered incomplete. Please provide all pages of the Mortgage for review. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The Mortgage and Legal have previously been provided. The Mortgage is numbered pg. 1-15, only pgs. 1-14 have been provided. The Legal provided is from Title and not numbered, we are unable to determine if this is pg. 15 of the Mortgage. Please provide all pages of the Mortgage for review. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Credit - Other-

There are additional observations that could impact the credit decision and/or quality of the loan. The subject loan closed in the name of an Entity; however, the loan file did not contain the Certificate of Good Standing for the entity, as per guidelines for vesting in an entity.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Credit - OFAC Screening-

The loan file does not contain evidence the Borrower passed the OFAC screening process.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Credit - Other-

There are additional observations that could impact the credit decision and/or quality of the loan. The subject loan is a purchase of an investment property; however, the loan file did not contain the completed and executed Property Management Questionnaire, as required per guidelines.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Other-

There are additional asset findings. The assets used to document funds for closing were all combined business funds; however, 2 of the accounts #XXXX and #XXXX were in the name of other entities, and not the entity reflected on the Note. The loan file did not contain proof of ownership documentation of these 2 accounts for the borrower or the vesting entity, as required per the guidelines.

Response 1 (XX/XX/XXXX XX:XXPM)
Still missing evidence of borrower's business ownership of XXXX and XXXX for usage of the 2 XXXX accounts. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Open) Assets - Minimum Reserves-

Sufficient reserves to meet underwriting requirements and PITI were not verified in the file. The guidelines required XX months payments in reserves. The qualifying PITI for the subject loan is $XXXX, and XX months reserves total $XXXX. The HUD1 reflected funds required to close of $XXXX along with the EMD credit of $XXXX, making the total funds required to be verified of $XXXX. The loan file contained asset documentation that reflected a total asset amount of $XXXX with the EMD credit of $XXXX; therefore the borrower is short the required funds verified in the amount of $XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
All the same documentation was provided. The shortage stands. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
EMD was counted in the assets at review. The reserves shortage is $XXXX. It should be noted XX months of reserves were required due to the DSCR qualifying on the interest only payment. (Upheld)

Buyer Comment 1 (XX/XX/XXXX XX:XXPM)
Client reviewed and elects to waive. Noted Compensating factors: 1) XXX qualifying credit score 2) Experienced Investor 3) XXXX% LTV

Response 3 (XX/XX/XXXX XX:XXPM)
Client request to waive based on compensatingfactors. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Comp factors - XXX qualifying credit score, Experienced Investor & XXXX% LTV.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
XXXX	7928050	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Security Instrument - Name Discrepancy-

The Vested Interest on the Security Instrument is inconsistent with the Title. Title reflects current Vested Interest as XXXX whereas the Security Instrument reflects XXXX. There is no evidence of a transfer deed in the loan file for the change.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Appraisal Notice - Missing-

There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only

(Clear) Note - Incomplete-

The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Note - Incomplete-

The following section of the Note is incomplete: The Loan Agreement is missing the Closing Date on page 1.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	7928049	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Security Instrument - Name Discrepancy-

The Vested Interest on the Security Instrument is inconsistent with the Title. Title reflects current Vested Interest as XXXX whereas the Security Instrument reflects XXXX. There is no evidence of a transfer deed in the loan file for the change.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Appraisal Notice - Missing-

There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only

(Clear) Note - Incomplete-

The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Note - Incomplete-

The following section of the Note is incomplete: The Loan Agreement is missing the Closing Date on page 1.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	7945578	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: Loan Agreement is not signed by lender. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Clear) DSCR - Missing background check- Missing background check per guidelines. The loan file is missing the required background check, including lien and judgement search, on the Guarantor. Response 1 (XX/XX/XXXX XX:XXPM) Explanation received is sufficient. (Void)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7945581	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Clear) Borrower - Identification- The borrower's photo ID was missing from the loan file. The loan file contains a copy of the renewal receipt for a driver's license for the borrower; however, the photo ID is missing from the loan file. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	7945580	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is was not executed by the Lender.	(Clear) Borrower - Identification- The borrower's photo ID was missing from the loan file. The loan file contains a copy of the renewal receipt for a driver's license for the borrower; however, the photo ID is missing from the loan file. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The Loan file did not contain an AVM, CDA, Field Review, 2nd appraisal or CU score at XXX or under to support the origination appraised value. The loan file contained a CDA dated XX/XX/XXXX; however, the value appears to be in error, resulting in a -100% variance whch does not support the appraised value. Response 1 (XX/XX/XXXX XX:XXPM) CDA received is sufficient. (Resolved)		3	2	3	1	2	2	3	1	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B
XXXX	7945570	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan agreement not executed by the Lender.	(Clear) Credit Report - Minimum Trade Lines- Guidelines require a minimum of 3 tradelines: 1 active trade rated 24+ months and 2 trades rated 12 months open or closed. The credit report reflects XXX revolving trades each rated under XXX months, and a mortgage payment history on the subject for XXX months. The borrower does not meet the minimum trade line requirements per the guidelines. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	7945539	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing-

There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only

(Open) Note - Incomplete-

The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.

(Clear) Security Instrument - Incomplete-

The following section of the Security Instrument (Mortgage/Deed of Trust) is incomplete: The Mortgage is missing page 14 of 14.

Response 1 (XX/XX/XXXX XX:XXPM)
Lender confirmed that the last page of the mortgage was the un-numbered legal description page. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	7945601	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section(s) of the Note is incomplete: The loan agreement was not signed by the lender.	(Open) DSCR - Program Parameters - Other-

Guideline requirement has not been met. The guidelines require that the subject property be occupied by a tenant for all refinances. The appraisal reflects the subject property is vacant and no lease or explanation was provided.

Response 1 (XX/XX/XXXX XX:XXPM)
Please provide borrower LOE as required. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Exception must be granted by Investor. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
Exception from Originator received. Exception must be granted by Investor. (Upheld)

Buyer Comment 1 (XX/XX/XXXX XX:XXPM)
Client reviewed and elects to waive. Noted Compensating factors: 1) Experienced Investor 2) XXX% LTV

Response 4 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	Experienced Investor. XXXX DSCR. XX months of reserves.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7945547	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Security Instrument - Name Discrepancy-

The Vested Interest on the Security Instrument is inconsistent with the Title. The Vested Interest on the Security reflects the Borrower as an Entity whereas Title reflects the Borrower as an Individual. The loan file did not contain evidence of a transfer deed to support the change of vested interest.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The Title Policy provided reflects the current Borrower. Please provide the warranty deed or quit claim deed showing the transfer of vesting from the individual to the LLC prior to issuing the Title Policy. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The Title Policy provided reflects the Borrower after loan closing; the title commitment shows vesting prior to closing of loan. Please provide the warranty deed or quit claim deed showing the transfer of vesting from the individual to the LLC prior to issuing the Title Policy. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) Note - Incomplete-

The following section of the Note is incomplete: The Lender did not execute the Loan Agreement.

(Clear) Appraisal Notice - Missing-

There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	7945569	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Open) DSCR - Program Parameters - Other-

Guideline requirement has not been met. The guidelines require that the subject property be occupied by a tenant for all refinances. The appraisal reflects the subject property is vacant and no lease or explanation was provided.

Response 1 (XX/XX/XXXX XX:XXPM)
Still missing LOE from Borrower. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Exception must be granted by Investor. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
Exception from Originator provided. Exception must be granted by Investor. (Upheld)

Buyer Comment 1 (XX/XX/XXXX XX:XXPM)
Client reviewed and elects to waive. Property recently completed renovations. Noted Compensating factors: 1) XXX qualifying credit score 2) Experienced Investor 3) XXX months reserves

Response 4 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	XXX score. XXXX DSCR. Experienced Investor.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7945543	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: Page 17 of 17 of the Commercial Loan Agreement is not complete.	(Open) DSCR - Program Parameters - Other-

The subject is a refinance of an investment property. The appraisal on the subject indicated the subject was tenant occupied and the comparable rent schedule reflected a lease starting XX/XX/XXXX and ending XX/XX/XXXX for $XXXX per month. The lender guidelines for a refinance property required SFR property must be leased at the time of closing. The executed lease agreement was not provided as required.

Response 1 (XX/XX/XXXX XX:XXPM)
Exception must be granted by Investor. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Exception from Originator received. Exception form Investor is required. (Upheld)

Buyer Comment 1 (XX/XX/XXXX XX:XXPM)
Client reviewed and elects to waive. Subject rehab recently completed. Noted Compensating factors: 1) XXX qualifying credit score 2) Experienced Investor

Response 3 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	XXX score. Experienced Investor. XXXX DSCR.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7945603	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Clear) Credit - Other- There are additional observations that could impact the credit decision and/or quality of the loan. Guidelines state any XXXX lates in the last XX months shall require an LOX from customer. XXXX XXXX has XXXX day mortgage lates within the last XX months (XX/XX/XXXX and XX/XX/XXXX) per the credit report and the file is missing an LOX from the borrower. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	7945572	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Open) Income - Missing or Incomplete Lease Agreement-

Missing Lease agreement or not complete per guidelines. Investor guidelines require a single family residence to be leased at the time of closing for all refinance transactions. The loan file does not contain documentation supporting the subject property is currently leased and the appraisal indicates the property is vacant.

Response 1 (XX/XX/XXXX XX:XXPM)
Still missing LOE from Borrower. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Exception must be granted by Investor. (Upheld)

Buyer Comment 1 (XX/XX/XXXX XX:XXPM)
Client reviewed and elects to waive. Noted compensating factors: 1) XXX qualifying credit score 2) Experienced Investor

Response 3 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	XXX score. XXXX DSCR. Experienced Investor.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7945596	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) Hazard Insurance - Missing/Insufficient- The subject's hazard insurance policy did not reflect personal liability coverage. The lender's guidelines required some form of Liability Protection Coverage. Response 1 (XX/XX/XXXX XX:XXPM) Explanation received is sufficient. (Void)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7945589	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: Page 16 of 16 of the Commercial Loan Agreement is incomplete. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Clear) Hazard Insurance - Missing/Insufficient- The lender guidelines required all insurance policies to include some form of Liability Protection/Coverage. The subject's hazard policy did not reflect any liability coverage as required. Response 1 (XX/XX/XXXX XX:XXPM) Explanation received is sufficient. (Void)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7945588	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section(s) of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) Hazard Insurance - Missing/Insufficient- The lender guidelines required all insurance policies to include some form of Liability Protection/Coverage. The subject's hazard policy did not reflect any liability coverage as required. Response 1 (XX/XX/XXXX XX:XXPM) Explanation received is sufficient. (Void)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7945587	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender.	(Clear) Hazard Insurance - Missing/Insufficient-

The lender guidelines required all insurance policies to include some form of Liability Protection/Coverage. The subject's hazard policy did not reflect any liability coverage as required.

Response 1 (XX/XX/XXXX XX:XXPM)
Explanation received is sufficient. (Void)

(Open) DSCR - Program Parameters - Other-

The subject loan is a rate/term refinance of a SFR investment property. The appraisal provided reflected the subject was vacant. The lender guidelines required single family properties to be leased at the time of closing. Guidelines noted that exceptions to this policy are permitted assuming rationalized LOX is provided outlining the reason for the unit(s) vacancy. Lease agreement nor a letter of explanation supporting the vacancy of the subject was provided as required..

Response 1 (XX/XX/XXXX XX:XXPM)
Still missing Borrower LOE. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Exception must be granted by Investor. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
Exception from Originator provided. Exception must be granted by Investor. (Upheld)

Buyer Comment 1 (XX/XX/XXXX XX:XXPM)
Client reviewed finding and elects to waive. Property renovations recently completed. Noted Compensating factors: 1) XXX qualifying credit score 2) Experienced Investor 3) XXX months reserves

Response 4 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	XXX score. XXXX DSCR. Experienced Investor.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7945558	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Open) DSCR - Program Parameters - Other-

Guideline requirement has not been met. The guidelines required at least 1 unit to be rented when the property is a 2-unit property, and the transaction is a refinance.

Response 1 (XX/XX/XXXX XX:XXPM)
Still missing LOE from borrower. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Exception must be granted by Investor. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
Exception from Originator received. Exception must be granted by Investor. (Upheld)

Buyer Comment 1 (XX/XX/XXXX XX:XXPM)
Client reviewed and elects to waive. Noted Compensating Factors: 1) XXX qualifying credit score 2) XXX months reserves

Response 4 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	XXX score. XXXX DSCR. Experienced Investor.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7945545	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: Page 16 of 16 of the Commercial Loan Agreement is incomplete.	(Clear) Title Commitment - Other- The title commitment provided reflected a requirement for a satisfaction and release of Indemnity Deed of Trust dated XX/XX/XXXX in the amount of $XXXX. Documentation to support this was released and/or confirmation from the title company that this lien would be removed prior to issuing the final title policy was not provided. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	7945576	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement is missing the Lenders Acknowledgement. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Open) Hazard Insurance deductible over allowed 5% of coverage amount.- Deductible over the allowed 5% of coverage amount. Coverage is $XXXX and deductible is $XXXX. Response 1 (XX/XX/XXXX XX:XXPM) Exception must be granted by Investor. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Exception granted by Originator. Exception must be granted by Investor. (Upheld) Buyer Comment 1 (XX/XX/XXXX XX:XXPM) Client reviewed finding and elects to waive. Noted Compensating factors: 1) Experienced Investor 2) DSCR is XXXX Response 3 (XX/XX/XXXX XX:XXPM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	XXX score. XXXX DSCR. Experienced Investor.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7945542	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: Page 17 of 17 of the Commercial Loan Agreement is not complete. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Clear) Assets - Large Deposits/Unacceptable-

The guidelines indicate any Large Deposits representing more than XXXX% of the monthly average deposit balancewhich exceeds $XXXX, must be sourced/evaluated. The Borrower(s) received an unsourced single deposit of $XXXX on XX/XX/XXXX to XXXX #XXXX. The loan file is missing documentation sourcing the funds of the large deposit.

Response 1 (XX/XX/XXXX XX:XXPM)
Explanation received is sufficient. (Resolved)

(Clear) Program Parameters - Property Type-

The guidelines indicate Properties subject to purchase options are ineligible for financing. The subject transaction is a purchase and Borrower/Guarantor(s) are exercising a Purchase Option from the original Lease/Purchase Option Agreement. It should be noted the guidelines further state a Landlord selling to renter is not an eligible Non-Arms Length transaction.

Response 1 (XX/XX/XXXX XX:XXPM)
Clarification is required. The subject was a lease with option to purchase. The guide indicates a property subject to a purchase option is ineligible. Perhaps the originator has a different definition for the type of purchase option reflected in the guide. The arms-length aspect is acceptable, as the option was clearly disclosed. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Explanation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	7945540	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing-

There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only.

(Clear) Security Instrument - Incomplete-

The following section of the Security Instrument (Mortgage/Deed of Trust) is incomplete: Page 14 of 14 is missing.

Response 1 (XX/XX/XXXX XX:XXPM)
The referenced documentation was not received. Please provide the executed Mortgage for review. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The information provided is not sufficient to cure the finding. The Mortgage is numbered pg. 1-14. Although pg. 14 may be Exhibit A, the Exhibit A provided is not numbered and the Mortgage is considered incomplete without all pages. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
Lender confirmed that the last page of the mortgage was the un-numbered legal description page. (Resolved)

(Open) Note - Incomplete-

The following section of the Note is incomplete: Page 16 of 16 of the Commercial Loan Agreement is not executed.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	7945550	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Clear) Title Commitment - Exclusions- Guidelines allow ground leases when customary and subject to the ground lease length being longer than the loan term by five years or more; however, there is no evidence in the title commitment or file that reflects ground lease length, as required. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		4	2	4	1	2	2	1	1	D	B	D	A	A	A	B	B	D	B	D	A	A	A	B	B	D	B	D	A	A	A	B	B	D	B	D	A	A	A	B	B	D	B	D	A	A	A	B	B
XXXX	7945544	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing-

There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only

(Open) Note - Incomplete-

The following section of the Note is incomplete: Page 16 of 16 of the Commercial Loan Agreement is not complete.

(Clear) Security Instrument - Incomplete-

The following section of the Security Instrument (Mortgage/Deed of Trust) is incomplete: Page 14 of 15 is missing the date.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	7945555	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Open) DSCR - Program Parameters - Other-

Per guidelines, for 2-unit properties, there shall be no more than one vacant unit at origination. An exception is permitted with a rationalized letter of explanation outlining the reason for the unit vacancies. The loan file is missing the borrower's letter of explanation for both units to be vacant.

Response 1 (XX/XX/XXXX XX:XXPM)
Still missing LOE from borrower. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Exception must be granted by Investor. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
Exception from Originator provided. Exception must be granted by Investor. (Upheld)

Buyer Comment 1 (XX/XX/XXXX XX:XXPM)
Client reviewed and elects to waive. Noted Compensating factors: 1) XXX months reserves 2) XXX qualifying credit score

Response 4 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

(Clear) DSCR - Program Parameters - Other-

Per guidelines, all insurance policies must include some form of liability protection/coverage. The loan file is missing the liability coverage on the subject property.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	XXX score. XXXX DSCR. Experienced Investor.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7945591	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) Hazard Insurance - Missing/Insufficient- Guidelines require proof of liability insurance coverage on the subject property. The loan file is missing the required liability coverage. Response 1 (XX/XX/XXXX XX:XXPM) Explanation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	7945592	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only. (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement not executed by the Lender.	(Clear) Hazard Insurance - Missing/Insufficient- The loan file is missing proof of liability insurance on the subject property, required per guidelines. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	7945579	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Lender did not execute the Loan Agreement. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Open) DSCR - Program Parameters - Other-

Guideline requirement has not been met. The guidelines require that the subject property be occupied by a tenant for all refinances. The appraisal reflects the subject property is vacant and no lease or explanation was provided.

Response 1 (XX/XX/XXXX XX:XXPM)
Borrower LOE still required. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Exception must be granted by Investor. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
Exception received from Originator. Exception must be granted by Investor. (Upheld)

Buyer Comment 1 (XX/XX/XXXX XX:XXPM)
Client reviewed and elects to waive. Property renovation recently completed. Noted compensating factors: 1) XX months reserves 2) Experienced Investor

Response 4 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA provided and supports original appraised value.	Experienced Investor. XXXX DSCR. XX months of reserves.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	7965105	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7965093	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7965113	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7965098	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7965074	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7965147	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The LoanAgreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7965116	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7965144	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only. (Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7965129	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7965076	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7965077	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7965075	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan agreement was not executed by the Lender. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7965067	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7965121	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7965051	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7965109	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The LoanAgreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7965072	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7965062	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA in file supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7965056	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7965096	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7965080	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7965073	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan agreement was not executed by the Lender.	(Clear) DSCR - Missing Entity Documentation- The Certificate of Formation for XXXX was missing. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA in file supported the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	7951567	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Flood Insurance - Escrow Notice- The loan was subject to Flood Insurance and the Notice of Requirement to Escrow Flood Insurance Premiums is missing. National Flood Insurance Act (NFIA) & Implementing Regulations 42 USC 4012a(d) // 12 CFR 208.25(e)(2)	(Clear) DSCR - Program Parameters - Other- The investor guidelines required a property management agreement. The conditional approval in the loan file indicated a property management agreement was provided; however, document was not in the loan file. Response 1 (XX/XX/XXXX XX:XXPM) Explanation received is sufficient. (Resolved) (Clear) Initial Application - Missing- The loan application for the 2nd guarantor, XXXX. was not provided as required. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	7951568	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) DSCR - Program Parameters - Other-

The investor guidelines required that the financed properties either be managed by a professional property manager with experience in the subject market or be self managed by borrower/guarantor or affiliate. The condition approve reflected a property management agreement was provided; however, the document was not in the loan file.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Hazard Insurance deductible over allowed 5% of coverage amount.-

Deductible over the allowed XX% of coverage amount. The dwelling coverage on the subject property was $XXXX. The deductible was $XXXX which is XXXX% of the dwelling coverage.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Hazard Insurance - Missing/Insufficient-

The Note amount was $XXXX. The subject's homeowners policy reflected dwelling coverage of $XXXX. The policy reflected replacement cost optional coverage applies; however, did not provided a percentage of the dwelling coverage to support the maximum coverage allowable or the actual cost rebuild cost estimate of the subject.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Initial Application - Missing-

The investor guidelines required the Entity Borrower Application. The required document was not provided.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score of XXXX.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7951569	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7966404	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late- The Notice of Right to Receive Copy of Appraisal, issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7966402	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late- The Notice of Right to Receive Copy of Appraisal, issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score of XXXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7966400	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) Program Parameters - Cash-Out Amount- Subject transaction is a limited cash-out refinance. Per the guidelines, the maximum cash-out allowed is $XXXX. Borrower's received cash back in the amount of $XXXX Response 1 (XX/XX/XXXX XX:XXPM) Loan attributes qualify for cash-out. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	7966403	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late- The Notice of Right to Receive Copy of Appraisal, issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only (Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement page 21 is missing the borrowers initials. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score of XXXX.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	7966399	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Program Parameters - LTV-

The LTV does not meet the program eligibility guidelines. The subject loan closed with a DSCR of XXXX per approval and LTV of XX%; however, the Audit DSCR is XXXX, which results in a max LTV of XX%. The LTV of XX% exceeds the max LTV of XX% due to a DSCR below XXXX. PITI for the subject at origination and audit is $XXXX and market rent is $XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
Updated first payment letter provided with change in monthly property taxes to $XXXX a month. Final HUD reflects $XXXX a month for property taxes but also $XXXX per month for Town Property Taxes. Please explain removal of the Town Property Taxes on the initial payment doc as it should be include. (Upheld)

Buyer Comment 1 (XX/XX/XXXX XX:XXPM)
Client reviewed and elects to waive finding for DSCR > 1. Noted Compensating factors: 1) XXX qualifying credit score 2) $XXXX verified reserves 3) Experienced Investor

Response 2 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	XXX score. Experienced Investor. XX months of reserves.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
XXXX	7959327	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score of XXXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7959328	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score of XXXX.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7959331	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Condo - Other-

The loan file does not contains sufficient documentation to determine renter concentration and ownership concentration due to the information not being tracked by the HOA. Per investor guidelines if a condo fails to meet either the warrantable or non-warrantable requirements described it is not eligible for finance. The loan file does not contain sufficient documentation to determine warrantability.

Response 1 (XX/XX/XXXX XX:XXPM)
Non-warrantable condo requires a XX% LTV reduction to the maximum allowed. The maximum allowed and actual LTV was 70%. Application of the XX% reduction means 65% would be the maximum allowed. Also, even if non-warrantable documentation of renter concentration is required to ensure it does not exceed XX%. (Upheld)

Buyer Comment 1 (XX/XX/XXXX XX:XXPM)
Client has reviewed and elects to waive. Noted Compensating factors: 1) Experienced Investor 2) XXX qualifying credit score 3) XXX months reserves

Response 2 (XX/XX/XXXX XX:XXPM)
Client request to waive based on Compensating factors. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score of XXXX.	Comp factors - Experienced Investor, XXX qualifying credit score & XXX months reserves.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
XXXX	7959329	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Security Instrument - Incomplete- The following section of the Security Instrument (Mortgage/Deed of Trust) is incomplete: Pg. 26, the signature page was missing. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to clear the finding. (Resolved)	(Open) Condo - Other-

The loan file does not contains sufficient documentation to determine renter concentration and ownership concentration due to the information not being tracked by the HOA. Per investor guidelines if a condo fails to meet either the warrantable or non-warrantable requirements described it is not eligible for finance. The loan file does not contain sufficient documentation to determine warrantability.

Response 1 (XX/XX/XXXX XX:XXPM)
Non-warrantable condo requires a XX% LTV reduction to the maximum allowed. The maximum allowed and actual LTV was 70%. Application of the XX% reduction means 65% would be the maximum allowed. Also, even if non-warrantable documentation of renter concentration is required to ensure it does not exceed XX%. (Upheld)

Buyer Comment 1 (XX/XX/XXXX XX:XXPM)
Client has reviewed and elects to waive. Noted Compensating factors: 1) Experienced Investor 2) XXX qualifying credit score 3) XXX months reserves

Response 2 (XX/XX/XXXX XX:XXPM)
Client request to waive based on Compensating factors. (Waived)

									(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The Loan file did not contain an AVM, CDA, Field Review, 2nd appraisal or CU score at XXX or under to support the origination appraised value. CU Score XXX. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	Comp factors - Experienced Investor, XXX qualifying credit score & XXX months reserves.	3	2	3	2	3	1	3	1	C	B	C	B	C	A	C	A	C	B	C	B	C	A	C	A	C	B	C	B	C	A	C	A	C	B	C	B	C	A	C	A	C	B	C	B	C	A	C	A
XXXX	7962297	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note are incomplete: the loan agreement addendum is missing the lenders signature (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Clear) Appraisal - Appraisal Missing- The appraisal is missing along with the schedule of market rents. Reviewer is unable to confirm DSCR due to 1007/market rent schedule not provided. Additional conditions may apply. Response 1 (XX/XX/XXXX XX:XXPM) Appraisal provided as required. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA provided and supports original appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	7962300	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. Loan file contains CDA dated XX/XX/XXXX supportive of value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7962302	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Appraisal - Other- The appraisal reflects XXXX as the current owner of record with the title commitment reflecting the subject entity, XXXX, as the current owner of record. The subject loan closed as a cash out refinance. The appraisal to be corrected to reflect the subject entity as the owner of record. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score of XXXX.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7962303	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Appraisal - Other- The appraisal reflects XXXX as the current owner of record with the title commitment reflecting the subject entity, XXXX, as the current owner of record. The subject loan closed as a cash out refinance. The appraisal to be corrected to reflect the subject entity as the owner of record. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score of XXXX.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7962304	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Appraisal - Other- The appraisal reflects XXXX as the current owner of record with the title commitment reflecting the subject entity, XXXX, as the current owner of record. The subject loan closed as a cash out refinance. The appraisal to be corrected to reflect the subject entity as the owner of record. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7962305	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Appraisal - Missing required 1004 D-

The subject appraisal reflects a final inspection is needed to confirm house completion. The loan file is missing the final inspection completion report 1004D.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Missing Entity Documentation-

The appraisal and title commitment reflect XXXX as the current owner of record. The subject loan closed as a rate/term refinance. The loan file is missing documentation to evidence either the borrower/guarantor or the non-qualifying guarantor has ownership in XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score of XXXX.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7962298	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late-

The Notice of Right to Receive Copy of Appraisal, issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only

(Clear) Security Instrument - Inaccurate-

The security instrument was not completed accurately. The name of the first member of the LLC is missing the suffix at the end of their name on the notary sign page.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) FEMA- FEMA Disaster declared XX/XX/XXXX for XXXX Hurricane XXXX, (XX-XXXX-XX) with an incident period of XX/XX/XXXX– XX/XX/XXXX which is after the original appraisal date XX/XX/XXXX. Please provide Property Inspection to confirm no damage. Buyer Comment 2 (XX/XX/XXXX XX:XXPM) PDI report Buyer Comment 1 (XX/XX/XXXX XX:XXPM) PDI Report Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score of XXXX.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	7975678	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Appraisal - Appraisal Missing- Missing required appraisal from file. The loan file contains an Update/Completion and CDA; however, the full original appraisal is missing from the loan file. The market rent is needed from the full appraisal to determine DSCR. Additional conditions may apply. Response 1 (XX/XX/XXXX XX:XXPM) The rent schedule/operating income statement portion of the appraisal was not provided. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	7975681	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a second appraisal dated XX/XX/XXXX, which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7975675	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7975677	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) Flood Insurance - Escrow Notice- The loan was subject to Flood Insurance and the Notice of Requirement to Escrow Flood Insurance Premiums is missing. National Flood Insurance Act (NFIA) & Implementing Regulations 42 USC 4012a(d) // 12 CFR 208.25(e)(2)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	7975674	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing-

There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only

(Clear) Compliance Finding - Missing Business Purpose Documentation-

There are additional Compliance Findings. Missing the following Business purpose documentation: Evidence Borrower will not occupy the property

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Security Instrument - Missing Rider/Addendum-

The following referenced Legal Addendum is missing: Exhibit "A" Legal Property Description on page 26 is incomplete.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU dated XX/XX/XXXX with a score of XXX was provided and supported the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	7975673	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	7900139	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Program Parameters - Number of Units- The subject loan does not meet Program Parameters for number of units. Subject is an XXXX unit multi-family property (XXX properties are not eligible). Response 1 (XX/XX/XXXX XX:XXPM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.	XXX score. XXX% LTV. Experienced Investor. XX months of reserves.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
XXXX	7900138	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late- The Notice of Right to Receive Copy of Appraisal, issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated XX/XX/XXXX was provided and supported the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A